FLEXIBLE SOLUTIONS® VUL (2018)

Issued Through The Guardian Separate Account N of The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2022

This Statement of Additional Information contains additional information to the Prospectus dated May 1, 2022 for The Guardian Separate Account N variable universal life insurance policy (marketed under the name “Flexible Solutions® VUL (2018)”) (the “Policy” or “Policies”) dated May 1, 2022. Unless otherwise indicated, all terms in this SAI have the same meaning as when used in the Prospectus. This is not a prospectus.

A free Prospectus is available upon request by writing:

The Guardian Insurance & Annuity Company, Inc.

Mailing Address:

P.O. Box 981588

El Paso, TX 79998-1588

or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office Contact Center

1-888-GUARDIAN (1-888-482-7342)

or at our website: https://guardianlife.onlineprospectus.net/guardianlife/FS_VUL2018/index.html ?where=eengine.goToDocument(%22Product%20Prospectus%22)

Registration Nos. 333-222952 & 811-09725

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ABOUT GIAC

Your Policy is issued through The Guardian Separate Account N, (Separate Account or Separate Account N), of The Guardian Insurance & Annuity Company, Inc. (GIAC), a Delaware stock insurance company formed in 1970. GIAC is licensed to sell life insurance and annuities in all 50 states of the United States of America and the District of Columbia. As of December 31, 2021, our total admitted assets (Statutory basis) exceeded $14.2 billion.

We are wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2021, Guardian Life had total admitted assets (Statutory basis) in excess of $72.1 billion. The offices of both Guardian Life and GIAC are located at 10 Hudson Yards, New York, New York 10001.

Both Guardian Life and GIAC have consistently received exemplary ratings from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, Duff & Phelps and A.M. Best & Co. These ratings may change at any time, and only reflect GIAC’s ability to meet its insurance-related obligations and the guaranteed return on the fixed-rate option and the indexed option. These ratings do not apply to the variable investment options, which are subject to the risks of investing in any securities. Guardian Life does not issue the Policies, and does not guarantee the benefits provided by the Policy.

The Guardian Separate Account N was established by GIAC’s Board of Directors on September 23, 1999 under the insurance laws of the State of Delaware. It is registered with the SEC as a unit investment trust.

ADDITIONAL INFORMATION ABOUT THE POLICY

Issuing the Policy

If you already own a convertible term life insurance policy issued by us or by Guardian Life, you may be able to buy a Policy without having to meet our insurance requirements again. You can do this by exchanging your current policy for this Policy.

If you have a convertible term policy, you may receive a credit consistent with our then current administrative procedures, if you convert it to a Flexible Solutions® VUL (2018) Policy.

Section 7702 – Life Insurance

Qualification Guideline Premium Test

The Guideline Premium Test consists of two parts: (1) the Guideline Premium Test (a premium payment limit) and (2) the Cash Value Corridor Test. The premium limit restricts the amount of premium that can be paid into the Policy. The corridor requires that the death benefit be at least a certain percentage, which varies each year based on the insured’s age, of the Policy Account Value.

To satisfy the Guideline Premium Test the total of all premiums you pay must not exceed certain maximums. The total of premiums paid, minus the nontaxable portion of partial withdrawals, must not be greater than the larger of the following:

•	the guideline single premium on the date the calculation is done, or

•	the sum of the guideline level premiums to the date the calculation is done.

For the purposes of this test, the guideline single premium is the premium that would be necessary to pay for future benefits under the Policy as calculated at the time the Policy is issued. It’s based on “reasonable” mortality and expense charges (as defined in Section 7702 of the Internal Revenue Code) and an effective annual interest rate of 6%.

The guideline level premium is the level annual premium payable to age 100 that would be necessary to pay for all future benefits under the Policy as calculated at the time the Policy is issued. It’s based on “reasonable” mortality and expense charges (as defined in Section 7702 of the Internal Revenue Code) and an effective annual interest rate of 4%.

Payment of premiums in excess of the guideline premium limit is permitted if those premiums are necessary to keep the Policy in force.

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To satisfy the other part of the Guideline Premium Test, the Cash Value Corridor Test, the death benefit must at least equal the percentage of the Policy Account Value shown in the following table:

Attained age	Percentage of policy account value*
0-40	250%
40-45	250% - 215%
45-50	215% - 185%
50-55	185% - 150%
55-60	150% - 130%
60-65	130% - 120%
65-70	120% - 115%
70-75	115% - 105%
75-90	105%
90-95	105% - 100%
95+	100%

*	The percentage decreases uniformly as attained age increases within the age ranges.

If the Code requires that we determine the death benefit under your Policy by reference to these limitation percentages, the Policy is described as being “in the corridor.”

Cash Value Accumulation Test (CVAT)

The Cash Value Accumulation Test does not have a premium limit, but does have a corridor that requires that the death benefit be at least a certain percentage, which varies each year based on the insured’s age and gender, of the Policy Account Value. The corridor under CVAT is different from the corridor under the Guideline Premium Test. It requires more death benefit relative to Policy Account Value than is required by the Guideline Premium Test corridor. To satisfy CVAT, the death benefit must be at least equal to the Policy Account Value multiplied by a death benefit factor. A table of death benefit factors appears in your Policy. These factors are equal to one divided by the net single premium (the single premium that would be needed to pay for the death benefit under the Policy, including any Additional Sum Insured).

Changing Your Death Benefit Option

Death benefit option changes, if permitted, involve either an increase or a decrease in your Policy’s total Face Amount. When a change results in an increase in total Face Amount, we will increase the Basic Sum Insured rather than add a new Policy Segment. A decrease in total Face Amount will reduce coverage in the same manner as if you had requested a decrease in Face Amount. That is, if you have increased your Policy’s Face Amount by adding Policy Segments, we will decrease the Face Amount starting with the most recent Policy Segment, followed by the Additional Sum Insured and the Basic Sum Insured, in that order.

If you change your death benefit option from Option 2 to Option 1, your Policy’s Face Amount will increase by an amount equal to the Policy Account Value. We increase the Face Amount so that the death benefit remains the same on the date the change takes effect.

If you change your death benefit option from Option 3 to Option 1, your Policy’s Face Amount will increase by an amount equal to the Net Accumulated Premiums. Again, we increase the Face Amount so that the death benefit remains the same on the date the change takes effect.

A change in death benefit option that results in an increase in the death benefit, will be considered a material change for tax purposes. See “Federal Tax Considerations” in the Prospectus for further information on material changes and consult your tax advisor

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No other changes of death benefit option are permitted.

Experience Factor

We calculate the unit value of each variable investment option on each Business Day by multiplying the option’s immediately preceding unit value by the experience factor (sometimes referred to as the “net investment factor”) for that day. We calculate the experience factor as follows on each Business Day:

•	the net asset value of one share of the mutual fund corresponding to the variable investment option at the close of the current Business Day, plus

•	the amount per share of any dividends or capital gains distributed by the fund on the current Business Day, minus any federal, state or local taxes payable by GIAC and allocated by GIAC to the variable investment option; divided by

•	the net asset value of one share of the same mutual fund at the close of the previous Business Day.

We do not calculate the unit value on non-Business Days. Non-Business Days use the unit value calculated as of the most recent preceding Business Day.

The prospectuses for each underlying mutual fund describe how they calculate the net asset values of their shares.

Decreasing the Face Amount

Your death benefit option will determine how your Policy is affected by a reduction in the Face Amount because of a partial withdrawal:

•	under Option 1, a partial withdrawal will typically cause an immediate reduction in your Policy’s Face Amount.

•	under Option 2, a partial withdrawal will not reduce your Policy’s Face Amount. However, the amount of your death benefit will decline with each partial withdrawal.

•	Under Option 3, a partial withdrawal will typically not cause an immediate reduction in your Policy’s Face Amount. However, the amount of your death benefit will decline with each partial withdrawal.

If you have made one or more increases to the Initial Face Amount by adding Policy Segments and then request a Face Amount decrease, we will apply the decrease to your Policy Segments as follows. We start with the most recent Policy Segment, followed by the next most recent, and so on, and then reduce the Additional Sum Insured portion of the Initial Face Amount and, finally, reduce the Basic Sum Insured portion of the Initial Face Amount.

Since we do not deduct a surrender charge when you decrease the Face Amount, the surrender charge does not change. The administrative charge per $1,000 of coverage is not reduced by a decrease in Face Amount.

We will send you Policy pages that reflect the changes resulting from your reduction in the Face Amount.

If the Policy is using the Guideline Premium Test, guideline single premiums and guideline level premiums will be recalculated upon a decrease in Face Amount. If the Policy is using the Cash Value Accumulation Test, net single premiums will be recalculated upon a decrease in Face Amount.

Reducing the Face Amount of your Policy may have adverse tax consequences, including possibly causing it to be considered a modified endowment contract under the Internal Revenue Code. A decrease in Face Amount may also reduce the federal tax law limits on what you can put into the Policy. In these cases you may need to have a portion of the Policy’s cash value paid to you to comply with federal tax law. See “Federal Tax Considerations” in the Prospectus.

Increasing the Face Amount

We’ll issue an increase in Face Amount in the form of a separate Policy Segment. Each Policy Segment has its own underwriting class, cost of insurance charges, surrender charges, administrative charges, premium charge, Target Premium, and, during the No Lapse Guarantee Period, Minimum Monthly Premium.

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After an increase in Face Amount takes effect, to calculate premium charges we will allocate premium payments first to the Initial Face Amount and then to each Policy Segment, starting with the oldest Policy Segment and ending with the most recent one. We’ll allocate premiums in such a way that they won’t exceed the annual Target Premium for the Initial Face Amount or for each Policy Segment. When the sum of the premiums paid during a Policy Year exceeds the Target Premium for the Initial Face Amount, we will allocate the excess to the first Policy Segment. If the premiums you pay during a Policy Year exceed the Target Premiums for all the Policy Segments and the Initial Face Amount, we’ll allocate the excess proportionately according to the Target Premiums for the Initial Face amount and each Policy Segment.

If you increase the Face Amount of your Policy, it will be subject to new surrender charges. We’ll calculate the surrender charges as if you had bought a new Policy for the increase in the Face Amount. A new 14-year surrender charge will apply to the Policy Segment that increased the Face Amount. We’ll notify you of the new surrender charge after any increase in the Face Amount.

You don’t have to pay an additional premium to increase the Face Amount.

Increasing the Face Amount of your Policy may have adverse tax consequences, including possibly causing your Policy to be considered a modified endowment contract. The tax consequences associated with your Policy being classified as a modified endowment contract are discussed in the Prospectus at “Federal Tax Considerations.”

Dollar Cost Averaging

If you choose dollar cost averaging, you transfer the same dollar amount from an available money market variable investment option to a particular allocation option or options on each Monthly Processing Date over a chosen period of time. The amount of each transfer under this program must be at least $100 for each allocation option you wish to invest in. Amounts will be transferred automatically on each Monthly Processing Date from the money market option into the allocation options you have chosen. We will start dollar cost averaging beginning on the Monthly Processing Date next following our receipt of your written authorization, received in Good Order at our Mailing Address.

Dollar cost averaging transfers do not count against the 12 free transfers that you are permitted to make each year. We do not currently charge for this service.

We will stop your dollar cost averaging program when:

•	the period of time listed on your dollar cost averaging authorization form ends

•	your Policy Account Value in the money market option is insufficient to cover your monthly transfer to the allocation options you have chosen. If this happens we will divide what you do have in the money market option proportionally among the allocation options you have chosen, leaving a balance of zero in the money market option

•	you tell us in writing to end the program. If we receive your instruction at least three Business Days before the next dollar cost averaging transfer date, dollar cost averaging will cease as of that date; otherwise dollar cost averaging will cease as of the next following dollar cost averaging transfer date; or

•	your Policy lapses or you surrender it.

You may change your dollar cost averaging instructions or reinstate the dollar cost averaging program, subject to the rules above, if we receive a new authorization form at least three Business Days before your Policy’s next Monthly Processing Date.

Automatic Portfolio Rebalancing Option

If you choose automatic portfolio rebalancing, your Policy Account Value will be automatically rebalanced to maintain a selected proportion of your Policy Account Value in each of the variable investment options. Generally, this selected proportion will correspond to your then current premium allocation designation. Automatic Portfolio Rebalancing does not apply to the fixed-rate or indexed options.

You select the day on which you wish your automatic portfolio rebalancing to begin. We will start automatic portfolio Business Day next following receipt if the selected date is a non-Business Day. Once rebalancing begins, we will rebalance quarterly thereafter.

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Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not currently charge you for using this service.

We will stop automatic rebalancing of your Policy Account Value when:

•	The period of time, if any, listed on your automatic rebalancing authorization form ends;

•	you tell us in writing to end the program. If we receive your instruction at least three Business Days before the next quarterly rebalancing date, automatic portfolio rebalancing will cease as of that automatic portfolio rebalancing date; otherwise automatic portfolio rebalancing will cease as of the next following quarterly rebalancing date; or

•	Your Policy lapses or you surrender it.

Payment Options

The proceeds of the Policy are payable upon surrender, or upon our receipt of satisfactory proof of the insured’s death while the Policy is in force. We will pay the proceeds in a lump sum unless a settlement option has been selected. Applicable deductions will be made prior to payment. See “Policy Proceeds” in the Prospectus. The following settlement options are available under the Policy:

Payment Option 1 — Under this option we will hold the proceeds and make monthly interest payments at a guaranteed annual rate of 3%.

Payment Option 2 — Under this option we will make monthly payments of a specified amount until the proceeds and interest are fully paid. At least 10% of the original proceeds must be paid each year. Guaranteed interest of 3% will be added to the proceeds each year.

Payment Option 3 — Under this option we will make monthly payments for a specified number of years. The amount of the payments will include interest at 3% per year.

Payment Option 4 — Under this option we will make monthly payments for the longer of the life of the payee or 10 years. The minimum amount of each payment will include interest at 3% per year.

Payment Option 5 — Under this option we will make monthly payments until the amount paid equals the proceeds settled, and for the remaining life of the payee. The minimum amount of each payment will include interest at 3% per year.

Payment Option 6 — Under this option we will make monthly payments for 10 years and for the remaining life of the last surviving of two payees.

The minimum amount of each payment will include interest at 3% per year.

Payment option tables for Options 4, 5 and 6 are based on the Annuity 2000 Mortality Tables (male and female) projected 20 years to the year 2020 by 100% of the male scale G Factors (for males) and 50% of the female scale G Factors (for females). Some states may require the use of a different mortality table. You should refer to your Policy for further details.

Your Policy lists the monthly payment for every $1,000 of proceeds that the payee applies under Options 3 to 6.

Limits to GIAC’s Right to Challenge a Policy Incontestability

Generally, we cannot challenge your Policy or any Face Amount increase once it is in force for two years. If we successfully challenge an increase in Face Amount, the death benefit will be the amount that would have been payable had such increase not taken effect. If this Policy is reinstated, the Policy will have a new two year contestable period from the date of reinstatement.

The period of time during which we can challenge the Policy or any increase in total Face Amount may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

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Misstatement of age or sex

If we find that the information in the application regarding the age or sex of the insured is wrong, we will adjust the death benefit to that which would have been purchased by the most recent deduction for cost of insurance under the Policy and any rider costs using the correct age or sex.

Suicide exclusion

If the insured commits suicide within two years of the Policy’s Issue Date, regardless of whether he or she is considered sane at the time, the amount that we must pay in death benefits will be limited to the greater of (a) or (b) as of the date of death where:

(a)	is the Policy premiums paid, minus any Policy Debt, minus any partial withdrawals; and

(b)	is the Net Cash Surrender Value

If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in the Face Amount, our liability, with respect to such increase, will be limited to the cost of insurance for such increase.

The period during which our liability is limited when the insured’s death results from suicide may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

Exchanging a Policy

If you elect to exchange your Policy for a level premium, fixed-benefit whole life policy that we make available for this purpose being issued by us or our affiliate, Guardian Life, the exchange may result in a cost or credit to you.

On or before the tenth Policy Anniversary, the cost or credit calculated upon the date of exchange is the greater of (a) and (b) where:

(a)	equals the cumulative premiums for the new policy (i.e. the premiums that would have been paid to the date of exchange if the new policy had been in force from the Policy Date) with annual interest at the rate of 4% minus the cumulative premiums for this Policy (i.e., the actual premiums paid for this Policy to the date of the exchange) accumulated at an annual interest rate of 4%; and

(b)	equals the cash value of the new policy minus the Net Cash Surrender Value of this Policy on the date of exchange

For purposes of calculating cumulative premiums for this Policy under (a) above, any withdrawals from the Policy will be deducted from the sum of the actual premiums paid to date.

If either of (a) or (b) is, or both (a) and (b) are, greater than zero, you must pay an exchange cost to the issuing company. If both (a) and (b) are less than zero, the issuing company will pay an exchange credit to you. The exchange cost is the greater of (a) or (b). If one value is positive and one value is negative, the exchange cost is the positive value. The exchange credit will be the greater of (a) and (b) (i.e., the amount closer to zero). An exchange credit may be used to purchase paid up additions on the new policy.

After the tenth Policy Anniversary, the exchange cost or credit is equal to the cash value of the new policy minus this Policy’s Net Cash Surrender Value on the exchange date.

In calculating an exchange cost or credit, we reserve the right to assess an additional charge if the insured is in a substandard risk class. This charge would be based on the substandard reserve for the new policy.

If your policy is issued in Florida or New York, you will also have the option to elect a paid-up insurance option. This option can be exercised on any Policy Anniversary and the election is irrevocable. You can obtain more information from your agent or by writing to us at our Mailing Address.

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ADDITIONAL INFORMATION ABOUT SUPPLEMENTAL BENEFITS AVAILABLE BY RIDER

Additional benefits are available by riders to the Policy. Riders are issued subject to GIAC’s standards for classifying risks. GIAC charges premiums for some of the additional benefit riders. These premium amounts are deducted monthly from the Policy Account Value. The benefits provided by the riders are fully described in the riders and summarized here. These riders may not be available in all states.

Guaranteed Coverage Rider (“GCR”) — this rider, available only at issue and only with Death Benefit Option 1, guarantees that the Policy will remain in force even if the Policy Account Value, after subtracting the Monthly Deduction and the Policy Debt is less than zero, provided the GCR condition, as described in the rider, is met. It provides coverage up to Attained Age 85. There is no charge for this rider. This rider is not available on policies with insureds rated sub-standard.

Waiver of Monthly Deductions Rider — this rider, available at issue only, provides for the waiver of the Monthly Deductions while the insured is totally disabled as defined in the rider. The benefit continues for life if disability occurs prior to age 60. Coverage terminates at insured’s Attained Age 65 if not disabled. Age limits apply. It is only available on Policies with a Face Amount of up to $5,000,000 for standard or higher under-writing classes ($3,000,000 if lower).

Disability Benefit Rider — this rider, available at issue only, provides for crediting as a benefit an amount equal to the specified amount, as defined in the rider, while the insured is totally disabled, as defined in the rider. The benefit continues for life if disability occurs prior to age 60. Coverage terminates at insured’s Attained Age 65 if not disabled. Age limits apply. It is only available on Policies with a Face Amount less than $5,000,000.

Accidental Death Benefit Rider — this rider, available only at issue, provides additional insurance coverage if the insured’s death results from accidental bodily injury on or before the Policy Anniversary nearest the insured’s 75th birthday. The maximum coverage under this rider is the lesser of (i) $500,000 or (ii) the Initial Face Amount.

Whole Life Purchase Option Rider — this rider, available only at issue, provides the Policyowner the right to purchase a new whole life policy that we make available for this purpose, without evidence of insurability on the Policy Anniversaries nearest certain birthdays of the insured, or within specified time periods of qualifying life events subject to the conditions in the rider. Age limits apply. The benefit cannot exceed the lesser of $250,000 or the initial Face Amount.

Select Security Rider (Amendment to Owner provision) — this rider, used in split dollar cases, is an endorsement that prevents the Policyowner from making certain Policy changes without the consent of the Policyowner’s employer. There is no charge for this rider.

Policy Continuation Rider — this rider, issued only on Policies electing the Guideline Premium Test, gives you the option to continue your policy at a reduced death benefit with no further Monthly Deductions in the event your Policy is in danger of default or termination due to excessive Policy Debt. You may elect the benefit under limited circumstances as described in the rider. Subject to the terms and limitations described in the rider, the rider guarantees the policy will not go into default or terminate due to excessive Policy Debt. There is no charge for the rider; however, at the time you elect the benefit under the rider, a transaction charge will be deducted from your Policy Account Value. The current maximum transaction charge is 3.5% of your Policy Account Value on the effective date of the election. The guaranteed maximum transaction charge is 4.5% of your Policy Account Value on the effective date of the election. In addition, when you elect the benefit under this rider, (i) any indexed loans will be changed to standard loans, (ii) any unloaned Policy Account Value will be transferred to the fixed- rate option and (iii) the excess of the Indexed Option Alternate Account value over the indexed option value will be transferred to the fixed-rate option. The Internal Revenue Service has not taken a position on policy continuation riders. Therefore, you should consult your tax advisor prior to electing this benefit.

Alternate Net Cash Surrender Value Rider

This rider, available at issue only, is designed to provide high early cash value in the Policy during the first 84 Policy Months. The rider is required for corporate owned policies covering multiple lives.

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Enhanced Accelerated Benefit Rider (also known as Accelerated Death Benefit Rider)

This rider, available only at issue provides the policyowner the ability to accelerate a part of the Policy’s death benefit prior to death with an interest-bearing lien if the insured has a chronic illness or becomes terminally ill, subject to satisfying the conditions of the rider.

This rider is not available for corporate-owned policies insuring multiple lives.

General Considerations

Depending on your individual circumstances, it may or may not be to your advantage to add coverage to your Policy through a rider. Some of the circumstances to consider include the premium you want to pay, the amount of coverage, how long you want this additional coverage for, and the age, sex and underwriting classification of the insured. Your GIAC representative can help you decide whether adding rider benefits to your Policy would be in your best interest.

GIAC may from time to time discontinue the availability of one or more of these riders, or make other riders available. GIAC agents can provide information about the current availability of particular riders.

Reinsurance Arrangements

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the policies’ guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer’s contractual liability runs solely to GIAC, and no policyowner shall have any right of action against any reinsurer.

Assigning the Rights to Your Policy

You may assign the rights under your Policy to another person or business. This is often done, for example, to secure a loan. We will only be bound by such an agreement when we have received a copy of the assignment papers, signed by you, as well as the business or person to whom you are assigning your rights, and your Policy’s beneficiaries, if applicable. Assignments are subject to all payments made or actions we have taken on or before the date we receive the assignment papers. We are not responsible for determining whether the transfer of your Policy’s rights is legally valid.

Unless you otherwise specify, the entity or person to whom you assign your rights may exercise all rights granted under the Policy except the right to change the Policyowner or beneficiary, and change a payment option; provided, however, the assignee shall not have the right to direct where your Net Premiums will be invested or make transfers among the fixed-rate, indexed, and variable investment options.

Assigning the rights to your Policy also may have tax consequences, including possibly causing your Policy to be considered a modified endowment contract under the Internal Revenue Code.

Modifying the Policy

Only the President, a Vice President, or the Secretary of GIAC may make or modify this Policy. No agent has the authority to:

•	change this Policy

•	waive any provision of this Policy or any of GIAC’s requirements; or

•	waive an answer to any question in the application(s).

GIAC will not be bound by any promise or statement made by any agent or other person except as stated above.

Other Policies

We may offer other variable life insurance policies that have different death benefits, policy features, and optional programs. However, these other policies also have different charges that would affect the performance of the investment divisions of the Separate Account in which you invest, as well as your Policy Account Value. To obtain more information about these other policies, call us at our Customer Service Office Contact Center, write to us at our Mailing Address, or contact your

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Distribution of the Policy and Other Contractual Arrangements

We have an agreement with Park Avenue Securities LLC (PAS) for PAS to act as the principal underwriter of the Policies, as well as the other variable life insurance policies and variable annuity contracts that we offer. PAS is a broker-dealer registered under the Securities Exchange Act of 1934, and a member of FINRA. Under this agreement, we paid through PAS for the sale of products issued by the Separate Account a total of $90,415 in 2019, $120,480 in 2020 and $192,957 in 2021. PAS did not retain any of such commissions.

PAS is a Delaware corporation organized on August 20, 1998. PAS is a wholly-owned subsidiary of Guardian Life and is located at 10 Hudson Yards, New York, New York 10001.

The offering of the Policies is continuous, and we do not anticipate discontinuing offering the Policies. However, we reserve the right to discontinue the offering at any time. We intend to recoup commissions and other sales expenses through fees and charges imposed under the policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the policyowners or the Separate Account.

Agents and Commissions

GIAC agents who are licensed by state insurance authorities to sell variable life insurance policies must also be registered representatives of PAS, or of broker-dealer firms which have entered into agreements with GIAC and PAS to sell Policies.

The Prospectus contains information regarding commissions paid to GIAC agents. Information on how to obtain a Prospectus is available on the cover page of this SAI.

Because registered representatives also are GIAC agents, they are eligible for additional compensation in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. In addition, agents may qualify for non-cash compensation such as expense-paid trips or educational seminars.

If you return your Policy under the right to cancel provisions, the agent may have to return some or all of any commissions we have paid.

Administrative Services

Through an agreement with our parent company, Guardian Life, to carry out the administration of Policies, we are billed quarterly for the time that their staff spends on GIAC business, and for the use of their centralized services and sales force.

Other Agreements

We have entered into agreements with each of the fund complexes (or affiliated entities) represented by the variable investment options offered under the Policy pursuant to which we are compensated for certain distribution and/or administrative costs and expenses connected with the offering and sale of their funds to our policyowners. The amount we receive is a percentage of assets under management. We also receive 12b-1 fees from all funds except funds in the Davis and Victory fund families and the Fidelity VIP Index 500 Portfolio.

Special Provisions for Group or Sponsored Arrangements

Where state insurance laws allow us to, we may sell Policies under a group or sponsored arrangement. A group arrangement is one in which a group of individuals is covered under a single policy. This might be arranged, for example, by an employer, a trade union, or a professional association. A sponsored arrangement is one in which we are allowed to offer members of a group, such as employees of a company or members of an association, insurance policies on an individual basis.

We may reduce or eliminate certain deductions and charges outlined in this prospectus for Policies bought under group or sponsored arrangements including Policies issued in connection with certain business insurance arrangements. We may, for instance, sell Policies without surrender charges and/or with reduced or eliminated fees and charges to employees, officers, directors and agents of Guardian Life and its subsidiaries and their immediate family members. We may reduce or waive Policy charges and deductions in accordance with the rules in effect as of the date an application for a Policy is approved. In

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addition, GIAC may permit groups or persons purchasing under a sponsored arrangement to apply for simplified issue and multi-life underwriting. To qualify for a reduction in the Policy’s charges or deductions certain criteria must be met. These may include:

•	the size of the group

•	the expected number of participants

•	the expected amount of premium payments

•	the expected number of policies to be issued

•	the amount of coverage

The amount of any reduction in charges or deductions and the criteria to qualify for a reduction will reflect our reduced cost of selling and/or maintaining the Policies in group or sponsored arrangements.

From time to time we may change the amount of any reduction in charges or deductions, or the criteria that a group must meet to qualify for these reductions. Any change will be made on a non-discriminatory basis.

ADDITIONAL INFORMATION ABOUT CHARGES

Premium Charge

During each of the first 10 Policy Years after issue or after an increase in coverage, a charge of 8% is deducted from each premium you pay until you have paid one Target Premium in a Policy Year and 4% is deducted from premiums in excess of one Target Premium. This charge drops to 4% up to one Target Premium and 0% in excess thereof after the 10th Policy Year.

The following example shows the operation of the premium charge for a hypothetical policyowner.

EXAMPLE

A 40 year-old male (Preferred NT underwriting class) buys a Policy with a Face Amount of $500,000 on January 1, 2018. Five years later, on January 1, 2023, the same male, now age 45 (Preferred NT underwriting class), requests an increase in the Face Amount of $100,000. The initial Target Premium is $6,830, and the Target Premium for the increase is $1,783.00, bringing the total Target Premium to $8,613.00. Assume he pays $7,000 per year for 5 years and $13,000 per year for the next 15 years. The premiums and premium charges are allocated as follows:

Years 1-	All premiums are allocated to the Initial Face Amount because that is the

Years 6-	Premiums up to the Target Premium for the Initial Face Amount ($500,000) are allocated to the Initial Face Amount. The excess amount up to the Target Premium for the Face Amount increase ($100,000) is allocated to the Face Amount increase. The remaining premium ($13,000 – $8,613 = $4,387) is allocated proportionally based on the Target Premium for each Policy Segment:

Initial Face Amount: $4,387 x ($6,830 ÷ $8,613.00) = $3,478.84

Face Amount increase segment: $4,387 x ($1,783.00 ÷ $8,613.00) = $908.16

Therefore, the total premium allocated to the Initial Face Amount is $6,830.00 + $3,478.84 = $10,308.84, and the total allocated to the Face Amount increase segment is $1,783.00 + $908.16 = $2,691.16.

B-11

Premium Allocation

	Initial Face Amount		First Face Amount Increase
Date	Premium	Premium Charge	Premium	Premium Charge
Policy Year 4	7,000	553.20	0.00	0.00
Policy Year 7	10,308.84	685.55	2681.16	178.97
Policy Year 13	10,308.84	273.20	2681.16	178.97

Policy year	Actual surrender charge from surrender charge tables (Appendix A) ($)
1	20.65
2	19.11
3	17.64
4	16.22
5	14.66
6	12.77
7	10.87
8	8.98
9	7.08
10	5.18
11	3.29
12	1.39
13	0
14	0
15	0

Surrender Charges

We deduct a surrender charge during the Policy’s Surrender Charge Period if you surrender your Policy. Please see Appendix A: Surrender Charge Tables for the surrender charges applicable to all issue ages, sex and underwriting classes. The surrender charge for your Policy is set forth on the Policy data pages attached to your Policy.

The following example shows the operation of the surrender charge for a hypothetical policyowner. Your surrender charges may vary.

EXAMPLE (Policy with Initial Face Amount only)

The example on the left shows how the surrender charge declines over a fourteen year period so that in year fifteen it equals $0.

Insured: Male, Age 40

Underwriting Class: Preferred NT

Face Amount: $500,000

Surrender Charge per $1000 of Basic Sum Insured in Policy Year one: $20.65

Surrender charge in Policy Year one is:
The surrender charge per $1000 multiplied by $500,000 or ($20.65 x $500,000 divided by 1000) = $10,325.00
All figures in the table are rounded to the nearest $.01.

Assume in the foregoing example you effect a Face Amount increase of $200,000 at the beginning of Policy Year 6 (Attained Age 45) and another Face Amount increase of $100,000 at the beginning of Policy Year 11 (Attained Age 50). At the time of the first increase, the insured is again classified in the Preferred NT underwriting class, but at the time of the second increase he is classified in the Standard underwriting class.

For the purposes of calculating the applicable surrender charges, each Face Amount increase is treated separately based on the insured’s Attained Age and underwriting class at the time of the increase. Therefore, for each increase the Policy will incur a new set of surrender charges. Surrender charges are calculated as if the policyowner has purchased a Policy with the amount of the increase being the Face Amount; in other words, they are calculated just as in the first example. The total surrender charge for a particular Policy Year equals the sum of the surrender charge for the Initial Face Amount and the applicable surrender charge for each Policy Segment.

B-12

	Beginning of year	Age at beginning of year	Policy face amount ($)	First year surrender charge rate per $1,000 ($)	Surrender charge in year one for applicable initial Face Amount or Policy Segment
Initial face amount (preferred NT)	1	40	500,000	20.65	10,325.00
1st increase (preferred NT)	6	45	200,000	23.37	4,674.00
2nd increase (standard)	11	50	100,000	26.98	2,698.00

All figures in the table are rounded to the nearest $.01.

B-13

The following is a calculation of the surrender charge for this example. Note that the surrender charges are shown for Policy Years 1 through 21 only as, after the 21st Policy Year, surrender charges equal zero for the Initial Face Amount as well as for the two Face Amount increases.

Per $1,000 Surrender Charge Rates x Basic Sum Insured/1000

(actual surrender charge)

Policy year	Initial coverage ($)	First increase ($)	Second increase ($)	Total policy surrender charge ($)
1	10,325.00	0.00	0.00	10,325.00
2	9,785.00	0.00	0.00	9,785.00
3	9,245.00	0.00	0.00	9,245.00
4	8,715.00	0.00	0.00	8,715.00
5	7,785.00	0.00	0.00	7,785.00
6	6,775.00	4,674.00	0.00	11,449.00
7	5,705.00	4,442.00	0.00	10,147.00
8	4,530.00	4,212.00	0.00	8,742.00
9	3,330.00	3,924.00	0.00	7,254.00
10	2,015.00	3,494.00	0.00	5,509.00
11	694.00	3,048.00	2,698.00	6,440.00
12	0.00	2,550.00	2,573.00	5,123.00
13	0.00	2,022.00	2,447.00	4,469.00
14	0.00	1,480.00	2,282.00	3,762.00
15	0.00	892.00	2,042.00	2,934.00
16	0.00	274.00	1,787.00	2,061.00
17	0.00	0.00	1,503	1,503.00
18	0.00	0.00	1,202.00	1,202.00
19	0.00	0.00	883.00	883.00
20	0.00	0.00	548.00	548.00
21	0.00	0.00	199.00
22	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00

B-14

Cost of Insurance Charge

Changes in the health of the insured will not cause your cost of insurance charge to increase. Increases in the cost of insurance rates are not made to an individual Policy, but are made equally to all Policies where the insured people are of the same Attained Age, sex, Policy or Policy Segment duration, and underwriting class. We may increase this charge when we expect:

•	a higher number of deaths among people in a certain group

•	higher expenses or federal income taxes

•	a higher number of Policies that are allowed to lapse by their policyowners

•	an increase in state or local premium taxes

•	lower earnings

Generally, reducing the Net Amount at Risk results in lower charges for the cost of insurance. Decreasing the Net Amount at Risk partly depends on the death benefit option you choose. If you choose Option 1, in which the death benefit is the Face Amount of your Policy, you reduce the Net Amount at Risk when you pay premiums. That’s because premiums increase the Policy Account Value. If you choose Option 2, in which the death benefit can increase to more than the Face Amount, paying premiums will not affect the Net Amount at Risk. If you choose Option 3, in which the death benefit is the Face Amount of your Policy plus your Net Accumulated Premiums, your Net Amount at Risk could be lower if your investments perform well.

The Net Amount at Risk can increase, for example, when we increase a Policy’s death benefit to meet the requirements of the Internal Revenue Code. See Death Benefit Options. A higher Net Amount at Risk results in higher deductions for cost of insurance.

There may be different cost of insurance rates for the initial Face Amount of your Policy and for each subsequent increase in the Face Amount. As a result, we calculate the Net Amount at Risk separately for each segment of coverage.

Your Policy Account Value is allocated first to your Policy’s Basic Sum Insured, then to the Additional Sum Insured, and finally to each of the Policy Segments in the order that they were added to the Policy. Finally, we will allocate your Policy Account Value to any increase in death benefit caused by Section 7702 of the Internal Revenue Code. The maximum amount of your Policy Account Value that will be allocated to any one Policy Segment or to the Initial Face Amount is the amount that the Policy Segment or Initial Face Amount provides as a death benefit. For the purposes of determining the Net Amount at Risk, if the death benefit is increased due to the operation of death benefit Option 2 or 3, the increase will be allocated to the Basic Sum Insured. If the death benefit is further increased due to Section 7702 of the Internal Revenue Code the increase will be allocated to the most recent Policy Segment.

Actuarial Experts

The actuarial matters contained in this prospectus have been examined by Jess Geller, FSA, Vice President & Actuary, Individual Life , of GIAC. His opinion on actuarial matters is filed as an exhibit to the registration statement filed with the Securities and Exchange Commission.

ADDITIONAL INFORMATION

Communications We’ll Send You

Shortly after your first Policy Anniversary, and quarterly thereafter, we will send you an updated statement showing the following information:

•	the amount of your current death benefit

•	the instructions we have on file regarding where to invest your Net Premiums, and how much you have invested in each of the allocation options

•	your Policy Account Value, Cash Surrender Value and Net Cash Surrender Value

•	the amount you have paid in Policy premiums and the charges that we have deducted, since the last Policy Anniversary, or quarter, as applicable

B-15

•	a summary of any transfers or partial withdrawals, loans or loan repayments that you have made since your last annual statement

•	the total of any outstanding Policy Debt that you owe us

•	the interest rate for allocations to the fixed-rate option.

•	the interest credited to each matured Indexed Segment

•	the amount of any Liens

Twice a year we will send you reports containing the financial statements of the underlying funds. The annual reports will contain audited financial statements.

We will confirm in writing receipt of your Policy premiums and any transfers or other transactions. However, you will not automatically receive a confirmation statement for premium payments paid through the pre-authorized checking plan; these confirmation statements will be mailed only upon request. We will also write you to request a required payment to keep your Policy from lapsing.

If several members of the same household own a Policy, we may send only one annual report, semi-annual report, and prospectus to that address unless you instruct us otherwise. You may receive additional copies by writing to us at our Mailing Address or calling the Customer Service Office Contact Center.

Advertising Practices

In our advertisements and sales materials for the Policies we may include:

•	articles or reports on variable life insurance in general, or specifically, and any other information published in business or general information publications

•	relevant indices or rankings of investment securities or similar groups of funds

•	comparisons of the variable investment options with the mutual funds offered through the separate accounts of other insurance companies, or those with similar investment objectives and policies, and

•	comparisons with other investments, including those guaranteed by various governments.

We may use the past performance of the variable investment options and funds to promote the policies. This data is not indicative of the performance of the funds or the policies in the future or the investment experience of individual policyowners.

We may feature individual funds and their managers, and describe the asset levels and sales volumes of GIAC, PAS and others in the investment industry. We may also refer to past, current, or prospective economic trends and investment performance, and any other information that may be of interest.

Advertisements and sales literature about the variable life policies and the Separate Account may also refer to ratings given to GIAC by insurance company rating and/or ranking organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Services

•	A.M. Best & Co.

•	Duff & Phelps

•	Comdex

These ratings relate only to GIAC’s ability to meet its obligations under the Policy’s fixed-rate and indexed options and to pay death benefits provided under the Policy, not to the performance or safety of the variable investment options.

From time to time, advertisements or sales literature for the Policy may quote historical performance data of one or more of the underlying funds, and may include Cash Surrender Values and death benefit figures computed using the same

B-16

performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the illustrations. This information may be shown in the form of graphs, charts, tables, and examples. Any such information is intended to show the Policy’s investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

Yield figures may be quoted for investments in shares of the Fidelity VIP Government Money Market Portfolio and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the Fidelity VIP Government Money Market Portfolio investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the Fidelity VIP Government Money Market Portfolio investment division, or other money market fund that we make available, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Financial Statements

The GIAC consolidated financial statements contained in this Statement of Additional Information should only be used to determine our ability to meet our obligations under the Policies, and not as an indication of the investment experience of the Separate Account. The financial statements of The Guardian Separate Account N are prepared in accordance with GAAP (Generally Accepted Accounting Principles).

Experts

The financial statements of The Guardian Insurance & Annuity Company, Inc. and each of the subaccounts of The Guardian Separate Account N included in Form N-VPFS dated April 19, 2022 have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

(a) The following financial statements are incorporated by reference in this Part B Incorporated by reference to Form N-VPFS filed by the Registrant on April 19, 2022 (File No. 811-09725; Accession Number:0001193125-22-109546 ).

(1) The Guardian Separate Account N

Statement of Assets and Liabilities as of December 31, 2021

Statement of Operations for the Year Ended December 31, 2021

Statements of Changes in Net Assets for the Years Ended December 31, 2021 and 2020

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2) The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2021 and 2020

Statutory Basis Statements of Operations for the Years Ended December 31, 2021 and 2020

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2021 and 2020

Statutory Basis Statements of Cash Flows for the Years Ended December 31, 2021 and 2020

Notes to Statutory Basis Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

B-17

APPENDIX A

Surrender Charge Tables

Male Preferred Plus, Preferred
Age	Duration:
	1	2	3	4	5	9	7	8	9	10	11	12	13	14	15+
18	14.03	12.99	12.00	11.05	10.13	9.22	8.19	7.17	6.08	4.95	3.82	2.69	1.57	0.44	—
19	14.20	13.15	12.15	11.18	10.25	9.33	8.29	7.25	6.22	5.13	4.01	2.88	1.75	0.62	—
20	14.37	13.31	12.30	11.32	10.38	9.44	8.39	7.34	6.29	5.24	4.19	3.07	1.94	0.81	—
21	14.56	13.48	12.45	11.46	10.51	9.56	8.50	7.44	6.37	5.30	4.15	3.00	1.85	0.69	—
22	14.75	13.66	12.62	11.61	10.65	9.69	8.61	7.54	6.46	5.29	4.12	2.94	1.77	0.59	—
23	14.95	13.85	12.79	11.77	10.80	9.82	8.73	7.61	6.40	5.19	3.97	2.76	1.55	0.34	—
24	15.16	14.04	12.97	11.94	10.95	9.96	8.85	7.67	6.43	5.20	3.96	2.73	1.49	0.25	—
25	15.38	14.25	13.16	12.12	11.11	10.11	8.99	7.74	6.48	5.22	3.96	2.70	1.44	0.18	—
26	15.62	14.47	13.36	12.30	11.28	10.26	9.04	7.75	6.45	5.16	3.86	2.56	1.27	—	—
27	15.88	14.71	13.58	12.50	11.46	10.43	9.17	7.85	6.53	5.21	3.89	2.57	1.25	—	—
28	16.14	14.95	13.81	12.71	11.65	10.60	9.25	7.89	6.53	5.18	3.82	2.47	1.11	—	—
29	16.43	15.22	14.05	12.93	11.86	10.79	9.41	8.03	6.65	5.27	3.89	2.51	1.13	—	—
30	16.73	15.50	14.31	13.17	12.07	10.94	9.52	8.11	6.69	5.27	3.86	2.44	1.03	—	—
31	17.05	15.79	14.58	13.42	12.30	11.10	9.65	8.20	6.75	5.30	3.84	2.39	0.94	—	—
32	17.39	16.10	14.87	13.68	12.54	11.35	9.87	8.39	6.92	5.44	3.97	2.49	1.01	—	—
33	17.74	16.43	15.17	13.96	12.79	11.55	10.04	8.52	7.01	5.50	3.99	2.48	0.96	—	—
34	18.11	16.77	15.48	14.24	13.06	11.83	10.29	8.76	7.22	5.68	4.15	2.61	1.08	—	—
35	18.50	17.13	15.81	14.54	13.33	12.06	10.49	8.92	7.35	5.78	4.20	2.63	1.06	—	—
36	18.89	17.49	16.15	14.85	13.61	12.19	10.56	8.93	7.30	5.66	4.03	2.40	0.77	—	—
37	19.31	17.87	16.50	15.18	13.91	12.28	10.57	8.87	7.16	5.46	3.76	2.05	0.35	—	—
38	19.73	18.27	16.86	15.51	14.20	12.44	10.68	8.91	7.15	5.38	3.62	1.86	0.09	—	—
39	20.18	18.68	17.24	15.86	14.40	12.56	10.73	8.89	7.05	5.22	3.38	1.55	—	—	—
40	20.65	19.11	17.64	16.22	14.66	12.77	10.87	8.98	7.08	5.18	3.29	1.39	—	—	—
41	21.14	19.57	18.05	16.60	14.86	12.88	10.90	8.92	6.94	4.96	2.98	1.00	—	—	—
42	21.66	20.04	18.49	17.01	15.08	13.02	10.95	8.89	6.82	4.76	2.70	0.63	—	—	—
43	22.20	20.54	18.95	17.43	15.28	13.12	10.96	8.80	6.64	4.48	2.32	0.16	—	—	—
44	22.77	21.07	19.44	17.81	15.57	13.32	11.08	8.83	6.59	4.35	2.10	—	—	—	—
45	23.37	21.63	19.95	18.21	15.88	13.55	11.23	8.90	6.57	4.24	1.92	—	—	—	—
46	24.01	22.21	20.49	18.65	16.24	13.83	11.41	9.00	6.59	4.18	1.77	—	—	—	—
47	24.69	22.84	21.06	19.09	16.59	14.08	11.57	9.06	6.55	4.05	1.54	—	—	—	—
48	25.41	23.50	21.66	19.62	17.03	14.44	11.84	9.25	6.66	4.07	1.48	—	—	—	—
49	26.17	24.20	22.31	20.16	17.47	14.78	12.09	9.41	6.72	4.03	1.34	—	—	—	—
50	26.98	24.94	22.99	20.79	18.01	15.24	12.47	9.70	6.93	4.15	1.38	—	—	—	—
51	27.84	25.73	23.71	21.39	18.51	15.63	12.75	9.87	6.99	4.11	1.23	—	—	—	—
52	28.75	26.57	24.47	22.06	19.07	16.09	13.10	10.11	7.12	4.13	1.14	—	—	—	—
53	29.72	27.45	25.28	22.82	19.74	16.66	13.57	10.49	7.40	4.32	1.24	—	—	—	—
54	30.74	28.39	26.14	23.61	20.42	17.23	14.04	10.84	7.65	4.46	1.27	—	—	—	—
55	31.82	29.38	27.04	24.47	21.17	17.87	14.57	11.27	7.97	4.67	1.37	—	—	—	—
56	32.97	30.43	27.99	25.33	21.90	18.47	15.03	11.60	8.17	4.74	1.30	—	—	—	—
57	34.20	31.55	29.01	26.27	22.71	19.14	15.58	12.02	8.45	4.89	1.32	—	—	—	—
58	35.51	32.74	30.09	27.31	23.61	19.92	16.22	12.53	8.83	5.13	1.44	—	—	—	—
59	36.91	34.01	31.24	28.45	24.62	20.79	16.97	13.14	9.31	5.48	1.65	—	—	—	—
60	38.41	35.37	32.46	29.68	25.75	21.79	17.83	13.87	9.91	5.95	1.99	—	—	—	—
61	40.03	36.83	33.78	30.86	26.71	22.55	18.38	14.22	10.06	5.89	1.73	—	—	—	—
62	41.76	38.39	35.17	32.11	27.85	23.50	19.14	14.79	10.43	6.07	1.72	—	—	—	—
63	43.60	40.05	36.66	33.42	29.08	24.52	19.96	15.40	10.84	6.28	1.72	—	—	—	—
64	45.21	41.48	37.92	34.53	30.11	25.35	20.60	15.85	11.10	6.34	1.59	—	—	—	—
65	45.13	41.35	37.76	34.21	29.26	24.30	19.34	14.39	9.43	4.48	—	—	—	—	—
66	45.03	41.20	37.56	33.41	28.21	23.00	17.79	12.58	7.38	2.17	—	—	—	—	—
67	44.92	41.04	37.35	32.61	27.15	21.69	16.23	10.77	5.31	—	—	—	—	—	—

B-18

APPENDIX A

Surrender Charge Tables

Male Preferred Plus, Preferred
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
68	44.80	40.85	37.11	31.84	26.14	20.44	14.74	9.04	3.34	—	—	—	—	—	—
69	44.67	40.65	36.83	31.04	25.09	19.13	13.18	7.23	1.28	—	—	—	—	—	—
70	44.52	40.41	36.43	30.23	24.02	17.82	11.62	5.41	—	—	—	—	—	—	—
71	44.35	40.15	36.01	29.63	23.24	16.86	10.48	4.09	—	—	—	—	—	—	—
72	44.17	39.86	35.57	28.99	22.42	15.84	9.26	2.69	—	—	—	—	—	—	—
73	43.96	39.53	35.14	28.38	21.63	14.87	8.11	1.36	—	—	—	—	—	—	—
74	43.73	39.18	34.68	27.73	20.79	13.84	6.89	—	—	—	—	—	—	—	—
75	43.48	38.78	34.24	27.12	19.99	12.86	5.73	—	—	—	—	—	—	—	—
76	43.21	38.34	33.42	25.92	18.42	10.92	3.42	—	—	—	—	—	—	—	—
77	42.91	37.86	32.59	24.72	16.84	8.97	1.10	—	—	—	—	—	—	—	—
78	42.59	37.34	31.78	23.55	15.31	7.08	—	—	—	—	—	—	—	—	—
79	42.23	36.76	30.94	22.33	13.73	5.13	—	—	—	—	—	—	—	—	—
80	41.84	36.13	30.09	21.12	12.14	3.17	—	—	—	—	—	—	—	—	—

Male Nonsmoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
0	11.61	10.75	9.94	9.15	8.39	7.62	6.78	5.93	5.08	4.23	3.39	2.54	1.69	0.79	—
1	11.69	10.83	10.01	9.22	8.46	7.68	6.83	5.97	5.12	4.26	3.41	2.56	1.70	0.85	—
2	11.79	10.92	10.09	9.29	8.52	7.74	6.88	6.02	5.16	4.30	3.44	2.58	1.72	0.86	—
3	11.88	11.01	10.18	9.37	8.59	7.81	6.94	6.07	5.20	4.34	3.47	2.60	1.73	0.86	—
4	11.99	11.11	10.26	9.45	8.67	7.88	7.00	6.13	5.25	4.37	3.50	2.62	1.75	0.87	—
5	12.10	11.21	10.36	9.54	8.75	7.95	7.07	6.18	5.30	4.41	3.53	2.65	1.76	0.88	—
6	12.22	11.32	10.46	9.63	8.83	8.03	7.13	6.24	5.35	4.46	3.56	2.67	1.78	0.89	—
7	12.33	11.43	10.56	9.72	8.92	8.10	7.20	6.30	5.40	4.50	3.60	2.70	1.80	0.90	—
8	12.46	11.55	10.67	9.82	9.01	8.19	7.28	6.37	5.46	4.55	3.64	2.73	1.82	0.91	—
9	12.60	11.67	10.78	9.92	9.10	8.28	7.36	6.44	5.52	4.60	3.68	2.76	1.84	0.92	—
10	12.73	11.80	10.90	10.03	9.20	8.37	7.44	6.51	5.58	4.65	3.72	2.79	1.86	0.93	—
11	12.88	11.93	11.02	10.15	9.30	8.46	7.52	6.58	5.64	4.70	3.76	2.82	1.88	0.94	—
12	13.03	12.07	11.15	10.26	9.41	8.56	7.61	6.66	5.71	4.74	3.71	2.67	1.64	0.61	—
13	13.19	12.22	11.28	10.39	9.52	8.66	7.70	6.74	5.77	4.81	3.85	2.84	1.81	0.78	—
14	13.35	12.37	11.42	10.51	9.64	8.77	7.75	6.64	5.54	4.44	3.33	2.23	1.12	0.02	—
15	13.52	12.52	11.56	10.64	9.76	8.88	7.90	6.83	5.72	4.62	3.51	2.41	1.31	0.20	—
16	13.69	12.68	11.71	10.78	9.88	8.86	7.68	6.50	5.33	4.15	2.98	1.80	0.62	—	—
17	13.86	12.84	11.85	10.91	10.01	9.04	7.86	6.69	5.51	4.34	3.16	1.98	0.81	—	—
18	14.03	12.99	12.00	11.05	10.13	9.22	8.05	6.87	5.69	4.52	3.34	2.17	0.99	—	—
19	14.20	13.15	12.15	11.18	10.25	9.33	8.23	7.05	5.88	4.70	3.53	2.35	1.17	—	—
20	14.37	13.31	12.30	11.32	10.38	9.44	8.39	7.24	6.07	4.89	3.71	2.54	1.36	0.19	—
21	14.56	13.48	12.45	11.46	10.51	9.56	8.47	7.27	6.07	4.87	3.67	2.47	1.27	0.07	—
22	14.75	13.66	12.62	11.61	10.65	9.69	8.53	7.31	6.08	4.86	3.64	2.41	1.19	—	—
23	14.95	13.85	12.79	11.77	10.80	9.79	8.53	7.27	6.01	4.75	3.49	2.23	0.97	—	—
24	15.16	14.04	12.97	11.94	10.95	9.90	8.62	7.33	6.05	4.77	3.48	2.20	0.91	—	—
25	15.38	14.25	13.16	12.12	11.11	10.02	8.72	7.41	6.10	4.79	3.48	2.18	0.87	—	—
26	15.62	14.47	13.36	12.30	11.28	10.10	8.75	7.41	6.07	4.72	3.38	2.03	0.69	—	—
27	15.88	14.71	13.58	12.50	11.46	10.19	8.81	7.43	6.05	4.67	3.29	1.91	0.53	—	—
28	16.14	14.95	13.81	12.71	11.65	10.30	8.89	7.47	6.05	4.64	3.22	1.81	0.39	—	—
29	16.43	15.22	14.05	12.93	11.86	10.43	8.98	7.53	6.07	4.62	3.17	1.72	0.27	—	—
30	16.73	15.50	14.31	13.17	12.06	10.58	9.09	7.60	6.11	4.62	3.14	1.65	0.16	—	—

B-19

APPENDIX A

Surrender Charge Tables

Male Nonsmoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
32	17.39	16.10	14.87	13.68	12.49	10.93	9.37	7.81	6.25	4.69	3.13	1.57	0.01	—	—
33	17.74	16.43	15.17	13.96	12.77	11.19	9.60	8.02	6.44	4.85	3.27	1.68	0.10	—	—
34	18.11	16.77	15.48	14.24	13.03	11.41	9.79	8.17	6.55	4.93	3.31	1.69	0.07	—	—
35	18.50	17.13	15.81	14.54	13.30	11.64	9.99	8.33	6.68	5.02	3.36	1.71	0.05	—	—
36	18.89	17.49	16.15	14.85	13.39	11.65	9.91	8.17	6.43	4.69	2.95	1.21	—	—	—
37	19.31	17.87	16.50	15.18	13.50	11.68	9.85	8.03	6.21	4.38	2.56	0.73	—	—	—
38	19.73	18.27	16.86	15.51	13.63	11.72	9.81	7.90	6.00	4.09	2.18	0.27	—	—	—
39	20.18	18.68	17.24	15.77	13.77	11.78	9.79	7.80	5.81	3.81	1.82	—	—	—	—
40	20.65	19.11	17.64	16.02	13.94	11.87	9.79	7.72	5.64	3.56	1.49	—	—	—	—
41	21.14	19.57	18.05	16.19	13.99	11.80	9.60	7.41	5.21	3.01	0.82	—	—	—	—
42	21.66	20.04	18.49	16.39	14.07	11.76	9.44	7.13	4.81	2.49	0.18	—	—	—	—
43	22.20	20.54	18.95	16.65	14.23	11.80	9.38	6.96	4.53	2.11	—	—	—	—	—
44	22.77	21.07	19.44	16.91	14.37	11.82	9.28	6.73	4.19	1.65	—	—	—	—	—
45	23.37	21.63	19.87	17.20	14.54	11.87	9.21	6.55	3.88	1.22	—	—	—	—	—
46	24.01	22.21	20.34	17.57	14.80	12.03	9.25	6.48	3.71	0.94	—	—	—	—	—
47	24.69	22.84	20.83	17.94	15.05	12.16	9.27	6.37	3.48	0.59	—	—	—	—	—
48	25.41	23.50	21.40	18.40	15.40	12.40	9.40	6.40	3.40	0.40	—	—	—	—	—
49	26.17	24.20	21.98	18.86	15.74	12.62	9.50	6.38	3.26	0.14	—	—	—	—	—
50	26.98	24.94	22.64	19.42	16.19	12.96	9.73	6.50	3.28	0.05	—	—	—	—	—
51	27.84	25.73	23.31	19.95	16.59	13.23	9.87	6.51	3.15	—	—	—	—	—	—
52	28.75	26.57	24.04	20.55	17.06	13.57	10.07	6.58	3.09	—	—	—	—	—	—
53	29.72	27.45	24.80	21.17	17.53	13.90	10.26	6.62	2.99	—	—	—	—	—	—
54	30.74	28.39	25.65	21.89	18.12	14.35	10.58	6.81	3.05	—	—	—	—	—	—
55	31.82	29.38	26.57	22.67	18.77	14.87	10.97	7.07	3.17	—	—	—	—	—	—
56	32.97	30.43	27.66	23.67	19.69	15.71	11.72	7.74	3.75	—	—	—	—	—	—
57	34.20	31.55	28.83	24.76	20.69	16.62	12.56	8.49	4.42	0.35	—	—	—	—	—
58	35.51	32.74	30.09	25.94	21.79	17.64	13.49	9.33	5.18	1.03	—	—	—	—	—
59	36.91	34.01	31.24	27.23	22.99	18.76	14.52	10.28	6.05	1.81	—	—	—	—	—
60	38.41	35.37	32.46	28.63	24.31	19.99	15.67	11.35	7.03	2.71	—	—	—	—	—
61	40.03	36.83	33.78	29.90	25.42	20.93	16.44	11.95	7.46	2.98	—	—	—	—	—
62	41.76	38.39	35.17	31.31	26.65	22.00	17.34	12.69	8.03	3.37	—	—	—	—	—
63	43.60	40.05	36.66	32.82	27.98	23.14	18.31	13.47	8.64	3.80	—	—	—	—	—
64	45.21	41.48	37.92	34.10	29.10	24.09	19.09	14.09	9.08	4.08	—	—	—	—	—
65	45.13	41.35	37.76	33.57	28.39	23.22	18.05	12.88	7.71	2.53	—	—	—	—	—
66	45.03	41.20	37.56	32.73	27.29	21.86	16.42	10.99	5.55	0.11	—	—	—	—	—
67	44.92	41.04	37.35	31.89	26.19	20.49	14.79	9.09	3.39	—	—	—	—	—	—
68	44.80	40.85	37.02	31.05	25.09	19.13	13.16	7.20	1.23	—	—	—	—	—	—
69	44.67	40.65	36.44	30.21	23.98	17.75	11.53	5.30	—	—	—	—	—	—	—
70	44.52	40.41	35.86	29.36	22.87	16.38	9.89	3.40	—	—	—	—	—	—	—
71	44.35	40.15	35.41	28.73	22.05	15.36	8.68	1.99	—	—	—	—	—	—	—
72	44.17	39.86	34.97	28.09	21.21	14.34	7.46	0.59	—	—	—	—	—	—	—
73	43.96	39.53	34.51	27.45	20.38	13.31	6.24	—	—	—	—	—	—	—	—
74	43.73	39.18	34.06	26.80	19.54	12.28	5.02	—	—	—	—	—	—	—	—
75	43.48	38.78	33.60	26.14	18.69	11.24	3.79	—	—	—	—	—	—	—	—
76	43.21	38.34	32.75	24.91	17.08	9.24	1.40	—	—	—	—	—	—	—	—
77	42.91	37.86	31.89	23.67	15.45	7.23	—	—	—	—	—	—	—	—	—
78	42.59	37.34	31.01	22.39	13.78	5.16	—	—	—	—	—	—	—	—	—
79	42.23	36.76	30.15	21.15	12.15	3.15	—	—	—	—	—	—	—	—	—
80	41.84	36.13	29.28	19.89	10.51	1.13	—	—	—	—	—	—	—	—	—
81	41.40	35.44	28.20	18.33	8.47	—	—	—	—	—	—	—	—	—	—

B-20

APPENDIX A

Surrender Charge Tables

Male Nonsmoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
82	40.94	34.69	27.25	16.96	6.68	—	—	—	—	—	—	—	—	—	—
83	40.45	33.90	26.33	15.64	4.95	—	—	—	—	—	—	—	—	—	—
84	39.93	33.05	25.56	14.52	3.48	—	—	—	—	—	—	—	—	—	—
85	39.39	32.16	24.94	13.63	2.31	—	—	—	—	—	—	—	—	—	—

Male Smoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
18	15.53	14.38	13.28	12.22	10.82	9.34	7.86	6.39	4.91	3.44	1.96	0.48	—	—	—
19	15.77	14.61	13.49	12.42	11.08	9.60	8.13	6.65	5.18	3.70	2.22	0.75	—	—	—
20	16.03	14.84	13.71	12.54	10.97	9.40	7.83	6.25	4.68	3.11	1.54	—	—	—	—
21	16.29	15.09	13.93	12.79	11.21	9.62	8.04	6.46	4.87	3.29	1.70	0.12	—	—	—
22	16.57	15.35	14.17	13.02	11.41	9.80	8.20	6.59	4.98	3.37	1.76	0.16	—	—	—
23	16.86	15.62	14.42	13.27	11.68	10.06	8.44	6.82	5.20	3.58	1.96	0.34	—	—	—
24	17.17	15.90	14.68	13.51	11.91	10.27	8.62	6.98	5.34	3.69	2.05	0.40	—	—	—
25	17.49	16.19	14.95	13.76	12.21	10.55	8.90	7.24	5.58	3.93	2.27	0.62	—	—	—
26	17.82	16.50	15.24	14.02	12.38	10.67	8.97	7.27	5.56	3.86	2.15	0.45	—	—	—
27	18.18	16.83	15.54	14.30	12.57	10.82	9.06	7.31	5.56	3.81	2.06	0.30	—	—	—
28	18.55	17.18	15.86	14.59	12.83	11.04	9.25	7.46	5.68	3.89	2.10	0.31	—	—	—
29	18.95	17.54	16.19	14.90	13.06	11.23	9.39	7.56	5.72	3.88	2.05	0.21	—	—	—
30	19.36	17.93	16.55	15.21	13.32	11.44	9.56	7.67	5.79	3.90	2.02	0.14	—	—	—
31	19.81	18.34	16.92	15.54	13.61	11.68	9.75	7.82	5.88	3.95	2.02	0.09	—	—	—
32	20.27	18.77	17.32	15.93	13.97	12.00	10.04	8.07	6.10	4.13	2.16	0.20	—	—	—
33	20.76	19.22	17.73	16.30	14.31	12.29	10.28	8.26	6.25	4.23	2.21	0.20	—	—	—
34	21.28	19.69	18.17	16.70	14.72	12.67	10.62	8.57	6.51	4.46	2.41	0.36	—	—	—
35	21.82	20.19	18.62	17.12	15.12	13.02	10.92	8.82	6.72	4.62	2.52	0.42	—	—	—
36	22.39	20.71	19.10	17.56	15.40	13.21	11.03	8.84	6.66	4.48	2.29	0.11	—	—	—
37	22.98	21.26	19.60	17.97	15.71	13.44	11.17	8.90	6.63	4.37	2.10	—	—	—	—
38	23.61	21.83	20.13	18.40	16.05	13.70	11.34	8.99	6.64	4.29	1.94	—	—	—	—
39	24.26	22.44	20.68	18.86	16.42	13.99	11.55	9.12	6.68	4.24	1.81	—	—	—	—
40	24.95	23.07	21.26	19.35	16.83	14.31	11.79	9.27	6.75	4.23	1.71	—	—	—	—
41	25.66	23.72	21.86	19.77	17.13	14.49	11.85	9.21	6.57	3.93	1.29	—	—	—	—
42	26.41	24.41	22.49	20.22	17.46	14.70	11.94	9.18	6.42	3.66	0.90	—	—	—	—
43	27.19	25.13	23.14	20.74	17.88	15.01	12.14	9.27	6.40	3.54	0.67	—	—	—	—
44	28.01	25.88	23.83	21.28	18.29	15.30	12.31	9.33	6.34	3.35	0.36	—	—	—	—
45	28.88	26.68	24.56	21.87	18.76	15.65	12.54	9.43	6.33	3.22	0.11	—	—	—	—
46	29.81	27.52	25.33	22.52	19.29	16.06	12.83	9.61	6.38	3.15	—	—	—	—	—
47	30.79	28.42	26.14	23.23	19.88	16.53	13.18	9.84	6.49	3.14	—	—	—	—	—
48	31.83	29.37	27.00	24.04	20.58	17.13	13.67	10.22	6.76	3.30	—	—	—	—	—
49	32.93	30.37	27.91	24.89	21.31	17.73	14.16	10.58	7.01	3.43	—	—	—	—	—
50	34.10	31.43	28.87	25.81	22.11	18.42	14.72	11.02	7.33	3.63	—	—	—	—	—
51	35.34	32.55	29.89	26.88	23.09	19.30	15.50	11.71	7.92	4.13	0.34	—	—	—	—
52	36.66	33.74	30.96	28.00	24.10	20.20	16.30	12.40	8.50	4.60	0.70	—	—	—	—
53	38.05	35.00	32.09	29.25	25.26	21.26	17.27	13.27	9.27	5.28	1.28	—	—	—	—
54	39.53	36.33	33.28	30.36	26.46	22.36	18.25	14.15	10.05	5.94	1.84	—	—	—	—
55	41.11	37.75	34.54	31.48	27.83	23.63	19.43	15.23	11.03	6.83	2.63	—	—	—	—
56	42.78	39.25	35.88	32.66	29.59	25.37	21.15	16.92	12.70	8.47	4.25	0.03	—	—	—
57	44.56	40.83	37.28	33.90	30.69	27.24	22.99	18.74	14.49	10.24	6.00	1.75	—	—	—

B-21

APPENDIX A

Surrender Charge Tables

Male Smoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
59	45.02	41.15	37.46	33.97	30.65	27.52	23.32	19.02	14.73	10.43	6.13	1.84	—	—	—
60	44.92	40.99	37.26	33.73	30.39	27.23	23.13	18.81	14.49	10.17	5.85	1.53	—	—	—
61	44.82	40.83	37.05	33.48	30.10	26.58	22.09	17.60	13.11	8.62	4.14	—	—	—	—
62	44.71	40.66	36.83	33.21	29.80	25.70	21.04	16.39	11.73	7.08	2.42	—	—	—	—
63	44.60	40.48	36.59	32.93	29.48	24.76	19.93	15.09	10.26	5.42	0.58	—	—	—	—
64	44.47	40.29	36.34	32.63	28.89	23.89	18.88	13.88	8.88	3.87	—	—	—	—	—
65	44.35	40.08	36.07	32.30	28.18	23.01	17.84	12.67	7.50	2.32	—	—	—	—	—
66	44.20	39.85	35.77	31.95	27.08	21.64	16.20	10.77	5.33	—	—	—	—	—	—
67	44.04	39.60	35.45	31.57	25.97	20.27	14.57	8.87	3.17	—	—	—	—	—	—
68	43.87	39.34	35.10	30.82	24.85	18.89	12.92	6.96	1.00	—	—	—	—	—	—
69	43.68	39.05	34.73	29.96	23.73	17.51	11.28	5.05	—	—	—	—	—	—	—
70	43.48	38.74	34.33	29.10	22.61	16.12	9.63	3.14	—	—	—	—	—	—	—
71	43.27	38.40	33.91	28.46	21.77	15.09	8.41	1.72	—	—	—	—	—	—	—
72	43.04	38.05	33.45	27.81	20.93	14.06	7.18	0.31	—	—	—	—	—	—	—
73	42.79	37.67	32.97	27.16	20.09	13.02	5.95	—	—	—	—	—	—	—	—
74	42.53	37.27	32.47	26.50	19.24	11.98	4.72	—	—	—	—	—	—	—	—
75	42.26	36.84	31.93	25.84	18.38	10.93	3.48	—	—	—	—	—	—	—	—
76	41.96	36.39	31.36	24.59	16.75	8.92	1.08	—	—	—	—	—	—	—	—
77	41.65	35.91	30.74	23.34	15.12	6.90	—	—	—	—	—	—	—	—	—
78	41.31	35.38	30.08	22.04	13.43	4.81	—	—	—	—	—	—	—	—	—
79	40.94	34.82	29.36	20.78	11.78	2.78	—	—	—	—	—	—	—	—	—
80	40.54	34.20	28.58	19.50	10.12	0.74	—	—	—	—	—	—	—	—	—

Female Preferred Plus, Preferred
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
18	13.24	12.27	11.33	10.43	9.57	8.70	7.73	6.76	5.80	4.83	3.86	2.90	1.93	0.96	—
19	13.40	12.41	11.47	10.56	9.68	8.80	7.82	6.84	5.87	4.89	3.91	2.93	1.95	0.97	—
20	13.56	12.56	11.61	10.69	9.80	8.91	7.92	6.93	5.94	4.95	3.96	2.97	1.92	0.87	—
21	13.73	12.72	11.75	10.82	9.92	9.02	8.02	7.02	6.01	5.01	4.01	3.00	2.00	1.00	—
22	13.91	12.89	11.91	10.96	10.05	9.14	8.12	7.11	6.09	5.08	4.06	3.04	2.03	1.01	—
23	14.10	13.06	12.07	11.11	10.19	9.26	8.23	7.20	6.17	5.14	4.11	3.08	2.05	1.02	—
24	14.30	13.25	12.24	11.26	10.33	9.39	8.35	7.31	6.26	5.22	4.17	3.13	2.08	1.04	—
25	14.51	13.44	12.41	11.43	10.48	9.53	8.47	7.41	6.35	5.29	4.23	3.17	2.11	1.05	—
26	14.72	13.64	12.60	11.60	10.64	9.67	8.60	7.52	6.45	5.37	4.30	3.22	2.15	1.07	—
27	14.95	13.85	12.79	11.78	10.80	9.82	8.73	7.64	6.55	5.46	4.36	3.27	2.18	1.09	—
28	15.19	14.07	13.00	11.96	10.97	9.98	8.87	7.76	6.65	5.54	4.35	3.15	1.95	0.75	—
29	15.44	14.30	13.21	12.16	11.15	10.14	9.02	7.89	6.64	5.39	4.14	2.89	1.65	0.40	—
30	15.70	14.54	13.43	12.36	11.34	10.32	9.13	7.83	6.54	5.24	3.94	2.65	1.35	0.06	—
31	15.97	14.80	13.67	12.58	11.53	10.50	9.21	7.88	6.54	5.21	3.88	2.55	1.22	—	—
32	16.26	15.06	13.91	12.80	11.74	10.69	9.37	8.02	6.66	5.30	3.95	2.59	1.24	—	—
33	16.56	15.34	14.17	13.04	11.95	10.87	9.48	8.09	6.70	5.30	3.91	2.52	1.13	—	—
34	16.87	15.63	14.43	13.28	12.18	11.09	9.67	8.26	6.84	5.42	4.01	2.59	1.18	—	—
35	17.20	15.93	14.71	13.54	12.41	11.26	9.81	8.35	6.90	5.45	4.00	2.55	1.09	—	—
36	17.53	16.24	15.00	13.80	12.65	11.38	9.88	8.38	6.88	5.38	3.88	2.38	0.88	—	—
37	17.88	16.56	15.29	14.07	12.90	11.52	9.97	8.42	6.88	5.33	3.78	2.23	0.68	—	—
38	18.25	16.90	15.60	14.36	13.16	11.61	10.00	8.40	6.79	5.18	3.57	1.96	0.36	—	—
39	18.63	17.25	15.93	14.66	13.44	11.78	10.12	8.47	6.81	5.16	3.50	1.84	0.19	—	—

B-22

APPENDIX A

Surrender Charge Tables

Female Preferred Plus, Preferred
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
41	19.45	18.01	16.63	15.30	13.94	12.18	10.43	8.68	6.93	5.18	3.42	1.67	—	—	—
42	19.89	18.42	17.00	15.65	14.22	12.42	10.62	8.82	7.02	5.22	3.42	1.62	—	—	—
43	20.36	18.85	17.40	16.01	14.49	12.63	10.77	8.91	7.05	5.19	3.33	1.47	—	—	—
44	20.86	19.31	17.83	16.40	14.84	12.93	11.02	9.12	7.21	5.30	3.39	1.48	—	—	—
45	21.39	19.80	18.28	16.81	15.22	13.26	11.31	9.35	7.40	5.44	3.48	1.53	—	—	—
46	21.95	20.32	18.75	17.25	15.44	13.39	11.34	9.29	7.23	5.18	3.13	1.08	—	—	—
47	22.54	20.87	19.26	17.71	15.70	13.55	11.40	9.26	7.11	4.96	2.81	0.66	—	—	—
48	23.17	21.45	19.79	18.19	15.95	13.69	11.44	9.18	6.92	4.67	2.41	0.16	—	—	—
49	23.84	22.06	20.35	18.64	16.29	13.93	11.58	9.23	6.88	4.53	2.17	—	—	—	—
50	24.55	22.71	20.95	19.11	16.67	14.22	11.77	9.32	6.87	4.43	1.98	—	—	—	—
51	25.29	23.40	21.58	19.60	17.04	14.49	11.93	9.38	6.82	4.26	1.71	—	—	—	—
52	26.08	24.12	22.24	20.13	17.47	14.80	12.14	9.48	6.81	4.15	1.48	—	—	—	—
53	26.91	24.89	22.94	20.75	17.99	15.23	12.47	9.71	6.95	4.19	1.43	—	—	—	—
54	27.79	25.69	23.68	21.37	18.51	15.64	12.77	9.90	7.03	4.17	1.30	—	—	—	—
55	28.72	26.54	24.45	22.06	19.08	16.10	13.13	10.15	7.18	4.20	1.22	—	—	—	—
56	29.69	27.44	25.27	22.80	19.71	16.63	13.54	10.46	7.38	4.29	1.21	—	—	—	—
57	30.73	28.39	26.14	23.60	20.41	17.22	14.02	10.83	7.64	4.45	1.26	—	—	—	—
58	31.84	29.40	27.06	24.52	21.23	17.94	14.65	11.36	8.08	4.79	1.50	—	—	—	—
59	33.01	30.47	28.04	25.47	22.08	18.68	15.29	11.89	8.49	5.10	1.70	—	—	—	—
60	34.27	31.62	29.08	26.52	23.02	19.51	16.01	12.50	9.00	5.50	1.99	—	—	—	—
61	35.61	32.84	30.19	27.63	24.00	20.38	16.75	13.13	9.51	5.88	2.26	—	—	—	—
62	37.04	34.14	31.37	28.71	25.09	21.35	17.60	13.86	10.12	6.37	2.63	—	—	—	—
63	38.57	35.53	32.62	29.84	26.34	22.49	18.64	14.78	10.93	7.08	3.23	—	—	—	—
64	40.20	37.01	33.95	31.03	27.66	23.69	19.72	15.74	11.77	7.80	3.83	—	—	—	—
65	41.95	38.59	35.37	32.29	29.11	25.02	20.93	16.83	12.74	8.65	4.56	0.47	—	—	—
66	43.83	40.27	36.87	33.63	30.54	26.43	22.21	17.99	13.76	9.54	5.31	1.09	—	—	—
67	45.28	41.56	38.01	34.62	31.39	27.40	23.05	18.69	14.33	9.98	5.62	1.27	—	—	—
68	45.20	41.44	37.84	34.42	31.16	26.71	22.22	17.74	13.25	8.76	4.27	—	—	—	—
69	45.11	41.29	37.65	34.18	30.64	26.02	21.40	16.78	12.16	7.54	2.92	—	—	—	—
70	45.01	41.13	37.43	33.91	30.08	25.33	20.58	15.82	11.07	6.32	1.57	—	—	—	—
71	44.89	40.93	37.17	33.60	29.32	24.38	19.45	14.52	9.59	4.66	—	—	—	—	—
72	44.75	40.72	36.89	33.25	28.50	23.38	18.26	13.13	8.01	2.88	—	—	—	—	—
73	44.60	40.48	36.56	32.86	27.74	22.43	17.13	11.82	6.52	1.22	—	—	—	—	—
74	44.44	40.20	36.20	32.41	26.92	21.42	15.92	10.43	4.93	—	—	—	—	—	—
75	44.25	39.90	35.79	31.82	26.14	20.46	14.79	9.11	3.44	—	—	—	—	—	—
76	44.04	39.55	35.33	30.96	25.02	19.08	13.14	7.20	1.26	—	—	—	—	—	—
77	43.81	39.18	34.83	30.11	23.91	17.70	11.50	5.29	—	—	—	—	—	—	—
78	43.55	38.75	34.27	29.25	22.78	16.32	9.85	3.38	—	—	—	—	—	—	—
79	43.27	38.29	33.65	28.39	21.66	14.92	8.19	1.46	—	—	—	—	—	—	—
80	42.95	37.78	32.98	27.52	20.52	13.53	6.53	—	—	—	—	—	—	—	—

Female Nonsmoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
0	11.22	10.40	9.61	8.85	8.12	7.37	6.55	5.73	4.91	4.09	3.27	2.45	1.63	0.81	—
1	11.29	10.46	9.67	8.90	8.17	7.42	6.59	5.77	4.94	4.12	3.29	2.47	1.64	0.82	—
2	11.37	10.53	9.73	8.96	8.22	7.47	6.64	5.81	4.98	4.15	3.32	2.49	1.66	0.83	—
3	11.45	10.61	9.80	9.03	8.28	7.52	6.69	5.85	5.01	4.18	3.34	2.50	1.67	0.83	—

B-23

APPENDIX A

Surrender Charge Tables

Female Nonsmoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
5	11.63	10.78	9.96	9.17	8.41	7.64	6.79	5.94	5.09	4.24	3.39	2.54	1.69	0.84	—
6	11.73	10.87	10.04	9.24	8.48	7.70	6.85	5.99	5.13	4.28	3.42	2.56	1.71	0.85	—
7	11.83	10.96	10.12	9.32	8.55	7.77	6.90	6.04	5.18	4.31	3.45	2.59	1.72	0.86	—
8	11.93	11.05	10.21	9.40	8.63	7.84	6.97	6.09	5.22	4.35	3.48	2.61	1.74	0.87	—
9	12.04	11.15	10.31	9.49	8.70	7.91	7.03	6.15	5.27	4.39	3.51	2.63	1.75	0.87	—
10	12.15	11.26	10.40	9.58	8.79	7.98	7.10	6.21	5.32	4.43	3.55	2.66	1.77	0.88	—
11	12.27	11.37	10.50	9.67	8.87	8.06	7.16	6.27	5.37	4.48	3.58	2.68	1.79	0.89	—
12	12.39	11.48	10.61	9.77	8.96	8.14	7.24	6.33	5.43	4.52	3.62	2.65	1.68	0.70	—
13	12.52	11.60	10.72	9.87	9.05	8.23	7.31	6.40	5.48	4.57	3.65	2.74	1.81	0.84	—
14	12.66	11.73	10.84	9.98	9.15	8.32	7.39	6.40	5.37	4.34	3.30	2.27	1.24	0.21	—
15	12.80	11.86	10.96	10.09	9.25	8.41	7.47	6.54	5.52	4.49	3.46	2.42	1.39	0.36	—
16	12.94	11.99	11.08	10.20	9.36	8.50	7.56	6.61	5.67	4.64	3.61	2.58	1.55	0.51	—
17	13.09	12.13	11.20	10.32	9.46	8.60	7.64	6.69	5.73	4.77	3.77	2.74	1.70	0.67	—
18	13.24	12.27	11.33	10.43	9.57	8.70	7.73	6.76	5.80	4.83	3.86	2.90	1.87	0.83	—
19	13.40	12.41	11.47	10.56	9.68	8.80	7.82	6.84	5.87	4.89	3.91	2.93	1.95	0.97	—
20	13.56	12.56	11.61	10.69	9.80	8.91	7.92	6.87	5.76	4.66	3.56	2.45	1.35	0.24	—
21	13.73	12.72	11.75	10.82	9.92	9.02	8.02	7.02	5.95	4.84	3.74	2.64	1.53	0.43	—
22	13.91	12.89	11.91	10.96	10.05	9.14	8.12	7.11	6.09	5.04	3.93	2.83	1.73	0.62	—
23	14.10	13.06	12.07	11.11	10.19	9.26	8.23	7.20	6.17	5.14	4.11	3.03	1.93	0.83	—
24	14.30	13.25	12.24	11.26	10.33	9.39	8.35	7.31	6.26	5.22	4.17	3.13	2.08	1.04	—
25	14.51	13.44	12.41	11.43	10.48	9.53	8.47	7.41	6.35	5.29	4.23	3.17	2.11	1.05	—
26	14.72	13.64	12.60	11.60	10.64	9.67	8.60	7.52	6.45	5.37	4.21	3.05	1.88	0.72	—
27	14.95	13.85	12.79	11.78	10.80	9.82	8.73	7.53	6.30	5.08	3.86	2.63	1.41	0.18	—
28	15.19	14.07	13.00	11.96	10.97	9.87	8.58	7.28	5.98	4.69	3.39	2.10	0.80	—	—
29	15.44	14.30	13.21	12.16	11.15	9.84	8.49	7.13	5.77	4.42	3.06	1.71	0.35	—	—
30	15.70	14.54	13.43	12.36	11.24	9.82	8.41	6.99	5.58	4.16	2.74	1.33	—	—	—
31	15.97	14.80	13.67	12.58	11.34	9.88	8.42	6.95	5.49	4.02	2.56	1.10	—	—	—
32	16.26	15.06	13.91	12.80	11.46	9.95	8.44	6.92	5.41	3.90	2.39	0.88	—	—	—
33	16.56	15.34	14.17	13.04	11.59	10.03	8.47	6.91	5.35	3.79	2.23	0.67	—	—	—
34	16.87	15.63	14.43	13.28	11.74	10.13	8.52	6.91	5.30	3.70	2.09	0.48	—	—	—
35	17.20	15.93	14.71	13.54	11.89	10.24	8.58	6.93	5.27	3.61	1.96	0.30	—	—	—
36	17.53	16.24	15.00	13.55	11.78	10.00	8.23	6.45	4.67	2.90	1.12	—	—	—	—
37	17.88	16.56	15.29	13.57	11.68	9.78	7.88	5.99	4.09	2.20	0.30	—	—	—	—
38	18.25	16.90	15.60	13.57	11.54	9.51	7.48	5.46	3.43	1.40	—	—	—	—	—
39	18.63	17.25	15.76	13.62	11.47	9.32	7.17	5.02	2.88	0.73	—	—	—	—	—
40	19.03	17.62	15.95	13.69	11.42	9.15	6.88	4.61	2.35	0.08	—	—	—	—	—
41	19.45	18.01	16.12	13.71	11.30	8.88	6.47	4.06	1.65	—	—	—	—	—	—
42	19.89	18.42	16.31	13.76	11.20	8.64	6.09	3.53	0.98	—	—	—	—	—	—
43	20.36	18.85	16.56	13.87	11.18	8.49	5.80	3.12	0.43	—	—	—	—	—	—
44	20.86	19.31	16.81	13.98	11.14	8.31	5.48	2.65	—	—	—	—	—	—	—
45	21.39	19.80	17.09	14.12	11.14	8.16	5.19	2.21	—	—	—	—	—	—	—
46	21.95	20.32	17.43	14.33	11.22	8.11	5.00	1.89	—	—	—	—	—	—	—
47	22.54	20.87	17.81	14.57	11.33	8.09	4.85	1.61	—	—	—	—	—	—	—
48	23.17	21.45	18.20	14.82	11.44	8.05	4.67	1.28	—	—	—	—	—	—	—
49	23.84	22.06	18.66	15.15	11.63	8.11	4.60	1.08	—	—	—	—	—	—	—
50	24.55	22.71	19.16	15.51	11.87	8.22	4.57	0.92	—	—	—	—	—	—	—
51	25.29	23.40	19.88	16.18	12.48	8.79	5.09	1.40	—	—	—	—	—	—	—
52	26.08	24.12	20.61	16.86	13.10	9.34	5.59	1.83	—	—	—	—	—	—	—
53	26.91	24.89	21.42	17.61	13.81	10.01	6.20	2.40	—	—	—	—	—	—	—
54	27.79	25.69	22.25	18.39	14.52	10.66	6.79	2.93	—	—	—	—	—	—	—

B-24

APPENDIX A

Surrender Charge Tables

Female Nonsmoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
55	28.72	26.54	23.16	19.25	15.34	11.42	7.51	3.60	—	—	—	—	—	—	—
56	29.69	27.44	24.13	20.17	16.21	12.25	8.29	4.33	0.37	—	—	—	—	—	—
57	30.73	28.39	25.16	21.15	17.14	13.14	9.13	5.12	1.11	—	—	—	—	—	—
58	31.84	29.40	26.29	22.25	18.20	14.16	10.12	6.07	2.03	—	—	—	—	—	—
59	33.01	30.47	27.48	23.39	19.29	15.20	11.11	7.02	2.93	—	—	—	—	—	—
60	34.27	31.62	28.75	24.61	20.47	16.33	12.19	8.05	3.91	—	—	—	—	—	—
61	35.61	32.84	30.19	26.08	21.94	17.80	13.66	9.52	5.38	1.24	—	—	—	—	—
62	37.04	34.14	31.37	27.65	23.51	19.37	15.23	11.09	6.95	2.81	—	—	—	—	—
63	38.57	35.53	32.62	29.33	25.19	21.05	16.91	12.77	8.63	4.49	0.35	—	—	—	—
64	40.20	37.01	33.95	31.03	26.99	22.85	18.71	14.57	10.43	6.29	2.15	—	—	—	—
65	41.95	38.59	35.37	32.29	28.92	24.78	20.64	16.50	12.36	8.22	4.08	—	—	—	—
66	43.83	40.27	36.87	33.63	30.51	26.25	21.99	17.73	13.47	9.21	4.95	0.69	—	—	—
67	45.28	41.56	38.01	34.62	31.39	27.28	22.90	18.52	14.14	9.76	5.38	1.00	—	—	—
68	45.20	41.44	37.84	34.42	31.10	26.59	22.08	17.57	13.06	8.54	4.03	—	—	—	—
69	45.11	41.29	37.65	34.18	30.59	25.96	21.33	16.70	12.06	7.43	2.80	—	—	—	—
70	45.01	41.13	37.43	33.91	30.08	25.33	20.58	15.82	11.07	6.32	1.57	—	—	—	—
71	44.89	40.93	37.17	33.60	29.32	24.38	19.45	14.52	9.59	4.66	—	—	—	—	—
72	44.75	40.72	36.89	33.25	28.50	23.38	18.26	13.13	8.01	2.88	—	—	—	—	—
73	44.60	40.48	36.56	32.86	27.74	22.43	17.13	11.82	6.52	1.22	—	—	—	—	—
74	44.44	40.20	36.20	32.41	26.92	21.42	15.92	10.43	4.93	—	—	—	—	—	—
75	44.25	39.90	35.79	31.82	26.14	20.46	14.79	9.11	3.44	—	—	—	—	—	—
76	44.04	39.55	35.33	30.96	25.02	19.08	13.14	7.20	1.26	—	—	—	—	—	—
77	43.81	39.18	34.83	30.11	23.91	17.70	11.50	5.29	—	—	—	—	—	—	—
78	43.55	38.75	34.27	29.25	22.78	16.32	9.85	3.38	—	—	—	—	—	—	—
79	43.27	38.29	33.65	28.39	21.66	14.92	8.19	1.46	—	—	—	—	—	—	—
80	42.95	37.78	32.98	27.52	20.52	13.53	6.53	—	—	—	—	—	—	—	—
81	42.61	37.22	32.24	26.64	19.38	12.12	4.86	—	—	—	—	—	—	—	—
82	42.24	36.61	31.44	25.55	17.95	10.36	2.76	—	—	—	—	—	—	—	—
83	41.83	35.94	30.57	24.88	17.09	9.31	1.52	—	—	—	—	—	—	—	—
84	41.38	35.20	29.63	23.60	15.41	7.23	—	—	—	—	—	—	—	—	—
85	40.88	34.42	28.63	22.31	13.73	5.15	—	—	—	—	—	—	—	—	—

Female Smoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
18	14.62	13.55	12.50	10.88	9.26	7.64	6.02	4.40	2.78	1.16	—	—	—	—	—
19	14.85	13.76	12.71	11.12	9.50	7.88	6.26	4.64	3.02	1.40	—	—	—	—	—
20	15.08	13.97	12.78	11.05	9.32	7.59	5.87	4.14	2.41	0.68	—	—	—	—	—
21	15.33	14.20	13.04	11.32	9.59	7.86	6.13	4.40	2.68	0.95	—	—	—	—	—
22	15.59	14.44	13.32	11.59	9.87	8.14	6.41	4.68	2.95	1.23	—	—	—	—	—
23	15.86	14.69	13.57	11.89	10.16	8.43	6.70	4.98	3.25	1.52	—	—	—	—	—
24	16.14	14.96	13.81	12.20	10.47	8.74	7.01	5.28	3.56	1.83	0.10	—	—	—	—
25	16.44	15.23	14.07	12.52	10.79	9.06	7.33	5.60	3.88	2.15	0.42	—	—	—	—
26	16.75	15.52	14.33	12.75	10.98	9.22	7.45	5.69	3.93	2.16	0.40	—	—	—	—
27	17.08	15.82	14.61	12.99	11.19	9.39	7.59	5.79	3.99	2.19	0.39	—	—	—	—
28	17.43	16.14	14.91	13.29	11.47	9.65	7.82	6.00	4.17	2.35	0.53	—	—	—	—
29	17.79	16.48	15.22	13.58	11.72	9.86	8.00	6.14	4.28	2.42	0.56	—	—	—	—
30	18.18	16.84	15.55	13.89	11.99	10.10	8.20	6.30	4.41	2.51	0.62	—	—	—	—

B-25

APPENDIX A

Surrender Charge Tables

Female Smoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
32	19.01	17.60	16.25	14.49	12.50	10.51	8.52	6.53	4.53	2.54	0.55	—	—	—	—
33	19.45	18.01	16.63	14.83	12.79	10.75	8.71	6.67	4.63	2.59	0.55	—	—	—	—
34	19.92	18.45	17.03	15.20	13.11	11.02	8.93	6.85	4.76	2.67	0.58	—	—	—	—
35	20.41	18.90	17.44	15.58	13.45	11.31	9.18	7.04	4.90	2.77	0.63	—	—	—	—
36	20.92	19.37	17.87	15.92	13.71	11.50	9.30	7.09	4.88	2.67	0.46	—	—	—	—
37	21.46	19.86	18.33	16.32	14.05	11.78	9.51	7.25	4.98	2.71	0.44	—	—	—	—
38	22.01	20.37	18.80	16.71	14.37	12.03	9.69	7.35	5.01	2.67	0.33	—	—	—	—
39	22.60	20.91	19.29	17.15	14.75	12.35	9.95	7.55	5.15	2.75	0.35	—	—	—	—
40	23.21	21.47	19.80	17.60	15.13	12.65	10.18	7.71	5.24	2.77	0.29	—	—	—	—
41	23.85	22.06	20.34	18.01	15.44	12.87	10.30	7.73	5.17	2.60	0.03	—	—	—	—
42	24.52	22.68	20.91	18.42	15.74	13.06	10.39	7.71	5.04	2.36	—	—	—	—	—
43	25.24	23.34	21.51	18.90	16.13	13.36	10.59	7.82	5.04	2.27	—	—	—	—	—
44	26.00	24.03	22.15	19.40	16.52	13.64	10.76	7.88	5.00	2.12	—	—	—	—	—
45	26.80	24.77	22.82	19.98	17.01	14.03	11.06	8.08	5.10	2.13	—	—	—	—	—
46	27.65	25.54	23.53	20.51	17.41	14.30	11.19	8.08	4.97	1.87	—	—	—	—	—
47	28.54	26.36	24.28	21.09	17.85	14.61	11.37	8.13	4.89	1.65	—	—	—	—	—
48	29.49	27.23	25.06	21.69	18.31	14.93	11.54	8.16	4.77	1.39	—	—	—	—	—
49	30.49	28.14	25.89	22.39	18.87	15.36	11.84	8.32	4.81	1.29	—	—	—	—	—
50	31.54	29.10	26.76	23.15	19.50	15.85	12.20	8.55	4.91	1.26	—	—	—	—	—
51	32.65	30.11	27.68	24.22	20.52	16.83	13.13	9.43	5.74	2.04	—	—	—	—	—
52	33.83	31.18	28.64	25.33	21.57	17.81	14.06	10.30	6.55	2.79	—	—	—	—	—
53	35.07	32.30	29.66	26.54	22.74	18.94	15.13	11.33	7.52	3.72	—	—	—	—	—
54	36.38	33.49	30.73	27.81	23.94	20.08	16.22	12.35	8.49	4.62	0.76	—	—	—	—
55	37.77	34.74	31.85	29.09	25.28	21.37	17.46	13.55	9.63	5.72	1.81	—	—	—	—
56	39.24	36.07	33.04	30.15	26.71	22.75	18.79	14.83	10.87	6.91	2.95	—	—	—	—
57	40.79	37.46	34.29	31.26	28.24	24.24	20.23	16.22	12.21	8.20	4.20	0.19	—	—	—
58	42.43	38.94	35.60	32.42	29.40	25.88	21.84	17.79	13.75	9.70	5.66	1.62	—	—	—
59	44.17	40.49	36.98	33.65	30.47	27.47	23.48	19.39	15.30	11.20	7.11	3.02	—	—	—
60	45.25	41.43	37.80	34.35	31.07	27.97	24.42	20.28	16.14	12.00	7.86	3.72	—	—	—
61	45.16	41.30	37.64	34.16	30.86	27.73	24.38	20.24	16.10	11.96	7.82	3.68	—	—	—
62	45.07	41.16	37.46	33.94	30.62	27.48	24.34	20.20	16.06	11.92	7.78	3.64	—	—	—
63	44.96	41.01	37.26	33.72	30.37	27.21	24.23	20.15	16.01	11.87	7.73	3.59	—	—	—
64	44.85	40.85	37.05	33.47	30.09	26.91	23.92	20.10	15.96	11.82	7.68	3.54	—	—	—
65	44.75	40.68	36.84	33.21	29.80	26.60	23.59	20.06	15.92	11.78	7.64	3.50	—	—	—
66	44.65	40.51	36.62	32.95	29.50	26.26	23.24	19.20	14.94	10.68	6.42	2.16	—	—	—
67	44.51	40.31	36.35	32.63	29.14	25.88	22.69	18.31	13.93	9.55	5.17	0.79	—	—	—
68	44.37	40.09	36.07	32.29	28.77	25.47	21.85	17.33	12.82	8.31	3.80	—	—	—	—
69	44.22	39.86	35.76	31.93	28.35	25.03	21.08	16.45	11.82	7.19	2.55	—	—	—	—
70	44.06	39.60	35.42	31.53	27.90	24.54	20.31	15.56	10.81	6.06	1.30	—	—	—	—
71	43.89	39.32	35.06	31.09	27.41	24.00	19.18	14.25	9.32	4.39	—	—	—	—	—
72	43.70	39.02	34.66	30.61	26.86	23.10	17.98	12.85	7.73	2.61	—	—	—	—	—
73	43.50	38.68	34.21	30.08	26.27	22.15	16.84	11.54	6.23	0.93	—	—	—	—	—
74	43.27	38.32	33.73	29.50	25.62	21.13	15.63	10.14	4.64	—	—	—	—	—	—
75	43.03	37.91	33.20	28.87	24.91	20.17	14.49	8.82	3.14	—	—	—	—	—	—
76	42.76	37.47	32.62	28.18	24.14	18.79	12.85	6.91	0.97	—	—	—	—	—	—
77	42.47	36.99	31.99	27.43	23.31	17.40	11.20	4.99	—	—	—	—	—	—	—
78	42.15	36.47	31.30	26.62	22.42	16.01	9.55	3.08	—	—	—	—	—	—	—
79	41.80	35.89	30.55	25.75	21.36	14.62	7.89	1.16	—	—	—	—	—	—	—
80	41.41	35.27	29.75	24.83	20.23	13.23	6.23	—	—	—	—	—	—	—	—

B-26

APPENDIX A

Surrender Charge Tables

Unisex Preferred Plus, Preferred
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
18	13.88	12.85	11.87	10.93	10.02	9.12	8.10	7.09	6.08	5.06	4.02	2.93	1.83	0.74	—
19	14.04	13.01	12.01	11.06	10.14	9.23	8.20	7.18	6.15	5.12	4.10	3.07	2.02	0.92	—
20	14.22	13.17	12.16	11.20	10.27	9.34	8.30	7.26	6.23	5.19	4.15	3.03	1.91	0.80	—
21	14.40	13.34	12.32	11.34	10.40	9.46	8.41	7.36	6.31	5.25	4.20	3.09	1.97	0.84	—
22	14.59	13.51	12.48	11.49	10.54	9.58	8.52	7.45	6.39	5.32	4.18	3.03	1.88	0.73	—
23	14.79	13.70	12.65	11.65	10.68	9.72	8.64	7.56	6.48	5.40	4.28	3.12	1.95	0.79	—
24	15.00	13.89	12.83	11.81	10.83	9.85	8.76	7.66	6.57	5.45	4.27	3.08	1.89	0.70	—
25	15.22	14.10	13.02	11.98	10.99	10.00	8.89	7.78	6.66	5.48	4.26	3.05	1.84	0.63	—
26	15.45	14.31	13.22	12.17	11.16	10.15	9.02	7.89	6.65	5.40	4.15	2.91	1.66	0.41	—
27	15.70	14.54	13.43	12.36	11.34	10.32	9.17	7.92	6.63	5.35	4.06	2.78	1.50	0.21	—
28	15.96	14.79	13.65	12.57	11.52	10.49	9.27	7.95	6.63	5.31	3.99	2.67	1.35	0.03	—
29	16.24	15.04	13.89	12.79	11.72	10.67	9.35	8.00	6.64	5.28	3.93	2.57	1.22	—	—
30	16.54	15.32	14.14	13.02	11.93	10.85	9.45	8.06	6.67	5.28	3.89	2.49	1.10	—	—
31	16.85	15.60	14.41	13.26	12.16	11.06	9.65	8.23	6.81	5.40	3.98	2.57	1.15	—	—
32	17.18	15.91	14.69	13.51	12.39	11.24	9.78	8.33	6.88	5.43	3.98	2.52	1.07	—	—
33	17.52	16.22	14.98	13.78	12.63	11.49	10.01	8.53	7.06	5.58	4.11	2.63	1.15	—	—
34	17.88	16.55	15.28	14.06	12.89	11.69	10.18	8.67	7.16	5.65	4.13	2.62	1.11	—	—
35	18.25	16.90	15.60	14.35	13.16	11.92	10.37	8.82	7.27	5.72	4.18	2.63	1.08	—	—
36	18.64	17.26	15.93	14.65	13.43	12.03	10.43	8.82	7.21	5.60	3.99	2.39	0.78	—	—
37	19.04	17.62	16.27	14.97	13.72	12.17	10.50	8.83	7.16	5.49	3.83	2.16	0.49	—	—
38	19.45	18.01	16.62	15.29	14.01	12.31	10.59	8.86	7.13	5.40	3.67	1.95	0.22	—	—
39	19.88	18.41	16.99	15.63	14.27	12.48	10.69	8.91	7.12	5.33	3.54	1.75	—	—	—
40	20.34	18.83	17.38	15.98	14.52	12.67	10.83	8.98	7.13	5.28	3.43	1.59	—	—	—
41	20.82	19.27	17.78	16.36	14.75	12.83	10.91	8.99	7.07	5.15	3.23	1.31	—	—	—
42	21.32	19.73	18.21	16.75	14.96	12.95	10.95	8.95	6.94	4.94	2.93	0.93	—	—	—
43	21.85	20.22	18.66	17.16	15.24	13.16	11.09	9.01	6.94	4.86	2.78	0.71	—	—	—
44	22.41	20.74	19.13	17.59	15.51	13.35	11.19	9.03	6.87	4.71	2.55	0.39	—	—	—
45	23.00	21.28	19.63	18.05	15.86	13.62	11.39	9.16	6.93	4.70	2.46	0.23	—	—	—
46	23.62	21.85	20.16	18.48	16.15	13.82	11.49	9.16	6.84	4.51	2.18	—	—	—	—
47	24.28	22.46	20.72	18.94	16.53	14.12	11.70	9.29	6.88	4.47	2.06	—	—	—	—
48	24.98	23.11	21.31	19.41	16.90	14.40	11.89	9.38	6.87	4.36	1.86	—	—	—	—
49	25.73	23.79	21.94	19.93	17.33	14.72	12.12	9.51	6.91	4.31	1.70	—	—	—	—
50	26.52	24.52	22.60	20.53	17.85	15.16	12.47	9.78	7.09	4.41	1.72	—	—	—	—
51	27.35	25.29	23.30	21.12	18.32	15.53	12.73	9.94	7.14	4.34	1.55	—	—	—	—
52	28.24	26.10	24.05	21.76	18.86	15.95	13.05	10.15	7.24	4.34	1.43	—	—	—	—
53	29.18	26.96	24.84	22.46	19.45	16.44	13.42	10.41	7.40	4.39	1.38	—	—	—	—
54	30.18	27.88	25.67	23.25	20.15	17.04	13.93	10.82	7.71	4.61	1.50	—	—	—	—
55	31.23	28.84	26.55	24.08	20.86	17.64	14.43	11.21	8.00	4.78	1.56	—	—	—	—
56	32.35	29.86	27.48	24.90	21.55	18.20	14.86	11.51	8.16	4.81	1.46	—	—	—	—
57	33.54	30.95	28.46	25.84	22.37	18.90	15.43	11.97	8.50	5.03	1.56	—	—	—	—
58	34.81	32.10	29.51	26.83	23.23	19.63	16.03	12.43	8.83	5.23	1.63	—	—	—	—
59	36.16	33.34	30.63	27.96	24.24	20.52	16.80	13.08	9.36	5.64	1.92	—	—	—	—
60	37.62	34.65	31.82	29.11	25.31	21.45	17.60	13.75	9.90	6.05	2.19	—	—	—	—
61	39.18	36.07	33.09	30.25	26.35	22.33	18.31	14.29	10.27	6.25	2.23	—	—	—	—
62	40.85	37.58	34.45	31.46	27.48	23.28	19.08	14.88	10.68	6.48	2.28	—	—	—	—
63	42.64	39.19	35.89	32.74	28.73	24.35	19.97	15.59	11.21	6.83	2.45	—	—	—	—
64	44.55	40.90	37.42	34.10	30.12	25.56	21.00	16.44	11.88	7.32	2.76	—	—	—	—
65	45.18	41.44	37.86	34.46	30.15	25.41	20.67	15.93	11.19	6.45	1.71	—	—	—	—
66	45.09	41.30	37.68	34.21	29.25	24.29	19.34	14.38	9.43	4.47	—	—	—	—	—
67	44.99	41.14	37.48	33.48	28.30	23.11	17.93	12.74	7.56	2.38	—	—	—	—	—

B-27

APPENDIX A

Surrender Charge Tables

Unisex Preferred Plus, Preferred
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
68	44.88	40.97	37.25	32.79	27.39	21.99	16.59	11.19	5.79	0.39	—	—	—	—	—
69	44.75	40.78	37.00	32.09	26.48	20.86	15.24	9.63	4.01	—	—	—	—	—	—
70	44.61	40.56	36.71	31.36	25.51	19.67	13.83	7.98	2.14	—	—	—	—	—	—
71	44.46	40.31	36.38	30.76	24.74	18.71	12.69	6.67	0.64	—	—	—	—	—	—
72	44.28	40.03	36.01	30.13	23.91	17.69	11.48	5.26	—	—	—	—	—	—	—
73	44.09	39.72	35.61	29.52	23.13	16.73	10.33	3.94	—	—	—	—	—	—	—
74	43.87	39.38	35.16	28.91	22.34	15.76	9.19	2.61	—	—	—	—	—	—	—
75	43.64	39.00	34.66	28.27	21.50	14.73	7.96	1.19	—	—	—	—	—	—	—
76	43.38	38.58	34.10	27.18	20.08	12.97	5.87	—	—	—	—	—	—	—	—
77	43.09	38.12	33.50	26.06	18.60	11.15	3.70	—	—	—	—	—	—	—	—
78	42.78	37.62	32.72	24.92	17.12	9.32	1.52	—	—	—	—	—	—	—	—
79	42.43	37.06	31.96	23.83	15.69	7.55	—	—	—	—	—	—	—	—	—
80	42.06	36.46	31.17	22.69	14.20	5.72	—	—	—	—	—	—	—	—	—

Unisex Nonsmoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
0	11.53	10.69	9.87	9.09	8.34	7.58	6.73	5.89	5.05	4.21	3.36	2.52	1.68	0.84	—
1	11.61	10.76	9.94	9.16	8.40	7.63	6.78	5.93	5.08	4.24	3.39	2.54	1.69	0.84	—
2	11.71	10.85	10.02	9.23	8.47	7.69	6.83	5.98	5.12	4.27	3.41	2.56	1.70	0.85	—
3	11.80	10.94	10.10	9.30	8.54	7.75	6.89	6.03	5.17	4.31	3.44	2.58	1.72	0.86	—
4	11.90	11.03	10.19	9.38	8.61	7.82	6.95	6.08	5.21	4.34	3.47	2.60	1.73	0.86	—
5	12.01	11.13	10.28	9.47	8.68	7.89	7.01	6.14	5.26	4.38	3.50	2.63	1.75	0.87	—
6	12.12	11.23	10.38	9.56	8.76	7.96	7.08	6.19	5.31	4.42	3.54	2.65	1.77	0.88	—
7	12.24	11.34	10.47	9.64	8.85	8.04	7.15	6.25	5.36	4.46	3.57	2.68	1.78	0.89	—
8	12.36	11.45	10.58	9.74	8.93	8.12	7.22	6.32	5.41	4.51	3.61	2.70	1.80	0.90	—
9	12.49	11.57	10.69	9.84	9.03	8.20	7.29	6.38	5.47	4.56	3.64	2.73	1.82	0.91	—
10	12.62	11.69	10.80	9.95	9.12	8.29	7.37	6.45	5.53	4.60	3.68	2.76	1.84	0.92	—
11	12.76	11.82	10.92	10.05	9.22	8.38	7.45	6.52	5.59	4.66	3.72	2.79	1.86	0.93	—
12	12.91	11.96	11.05	10.17	9.32	8.48	7.54	6.60	5.65	4.71	3.69	2.67	1.65	0.63	—
13	13.06	12.10	11.17	10.29	9.43	8.58	7.63	6.67	5.72	4.76	3.81	2.84	1.82	0.80	—
14	13.22	12.24	11.31	10.41	9.55	8.68	7.68	6.59	5.49	4.40	3.31	2.22	1.13	0.03	—
15	13.38	12.39	11.45	10.54	9.66	8.79	7.81	6.76	5.67	4.58	3.48	2.39	1.30	0.21	—
16	13.54	12.55	11.59	10.67	9.78	8.88	7.74	6.60	5.46	4.32	3.18	2.04	0.90	—	—
17	13.71	12.70	11.73	10.80	9.90	9.01	7.92	6.78	5.64	4.50	3.36	2.22	1.08	—	—
18	13.88	12.85	11.87	10.93	10.02	9.12	8.10	6.96	5.82	4.68	3.54	2.40	1.26	0.12	—
19	14.04	13.01	12.01	11.06	10.14	9.23	8.20	7.14	6.00	4.86	3.72	2.58	1.44	0.30	—
20	14.22	13.17	12.16	11.20	10.27	9.34	8.30	7.16	5.99	4.83	3.67	2.50	1.34	0.17	—
21	14.40	13.34	12.32	11.34	10.40	9.46	8.41	7.27	6.09	4.92	3.74	2.57	1.39	0.21	—
22	14.59	13.51	12.48	11.49	10.54	9.58	8.50	7.30	6.10	4.90	3.70	2.50	1.30	0.10	—
23	14.79	13.70	12.65	11.65	10.68	9.72	8.64	7.44	6.22	5.01	3.80	2.59	1.38	0.16	—
24	15.00	13.89	12.83	11.81	10.83	9.85	8.73	7.49	6.26	5.02	3.79	2.55	1.31	0.08	—
25	15.22	14.10	13.02	11.98	10.99	10.00	8.82	7.56	6.30	5.04	3.78	2.52	1.26	—	—
26	15.45	14.31	13.22	12.17	11.16	10.15	8.86	7.56	6.27	4.97	3.67	2.38	1.08	—	—
27	15.70	14.54	13.43	12.36	11.34	10.18	8.84	7.50	6.15	4.81	3.46	2.12	0.78	—	—
28	15.96	14.79	13.65	12.57	11.52	10.29	8.91	7.53	6.15	4.77	3.39	2.01	0.63	—	—
29	16.24	15.04	13.89	12.79	11.72	10.35	8.92	7.49	6.06	4.64	3.21	1.78	0.35	—	—
30	16.54	15.32	14.14	13.02	11.90	10.43	8.95	7.47	6.00	4.52	3.05	1.57	0.09	—	—

B-28

APPENDIX A

Surrender Charge Tables

Unisex Nonsmoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
32	17.18	15.91	14.69	13.51	12.30	10.76	9.21	7.66	6.11	4.56	3.02	1.47	—	—	—
33	17.52	16.22	14.98	13.78	12.53	10.95	9.36	7.78	6.19	4.61	3.03	1.44	—	—	—
34	17.88	16.55	15.28	14.06	12.77	11.15	9.53	7.91	6.29	4.67	3.05	1.43	—	—	—
35	18.25	16.90	15.60	14.35	13.03	11.38	9.72	8.06	6.41	4.75	3.10	1.44	—	—	—
36	18.64	17.26	15.93	14.65	13.07	11.31	9.56	7.81	6.06	4.31	2.55	0.80	—	—	—
37	19.04	17.62	16.27	14.96	13.11	11.27	9.42	7.57	5.72	3.87	2.03	0.18	—	—	—
38	19.45	18.01	16.62	15.16	13.23	11.29	9.36	7.43	5.50	3.57	1.63	—	—	—	—
39	19.88	18.41	16.99	15.34	13.31	11.28	9.25	7.23	5.20	3.17	1.14	—	—	—	—
40	20.34	18.83	17.38	15.54	13.42	11.29	9.17	7.05	4.92	2.80	0.67	—	—	—	—
41	20.82	19.27	17.78	15.70	13.45	11.21	8.97	6.72	4.48	2.23	—	—	—	—	—
42	21.32	19.73	18.21	15.85	13.47	11.09	8.72	6.34	3.97	1.59	—	—	—	—	—
43	21.85	20.22	18.55	16.06	13.56	11.06	8.57	6.07	3.58	1.08	—	—	—	—	—
44	22.41	20.74	18.92	16.30	13.68	11.07	8.45	5.84	3.22	0.60	—	—	—	—	—
45	23.00	21.28	19.29	16.54	13.79	11.04	8.30	5.55	2.80	0.05	—	—	—	—	—
46	23.62	21.85	19.75	16.89	14.04	11.18	8.32	5.47	2.61	—	—	—	—	—	—
47	24.28	22.46	20.22	17.25	14.27	11.30	8.32	5.34	2.37	—	—	—	—	—	—
48	24.98	23.11	20.74	17.65	14.55	11.46	8.36	5.26	2.17	—	—	—	—	—	—
49	25.73	23.79	21.31	18.09	14.88	11.66	8.45	5.23	2.01	—	—	—	—	—	—
50	26.52	24.52	21.93	18.59	15.25	11.92	8.58	5.25	1.91	—	—	—	—	—	—
51	27.35	25.29	22.62	19.18	15.73	12.29	8.84	5.40	1.96	—	—	—	—	—	—
52	28.24	26.10	23.35	19.78	16.22	12.65	9.09	5.53	1.96	—	—	—	—	—	—
53	29.18	26.96	24.15	20.48	16.81	13.14	9.46	5.79	2.12	—	—	—	—	—	—
54	30.18	27.88	24.99	21.20	17.41	13.62	9.83	6.03	2.24	—	—	—	—	—	—
55	31.23	28.84	25.92	22.02	18.12	14.22	10.32	6.42	2.52	—	—	—	—	—	—
56	32.35	29.86	27.00	23.03	19.06	15.08	11.11	7.14	3.17	—	—	—	—	—	—
57	33.54	30.95	28.13	24.07	20.02	15.96	11.91	7.85	3.79	—	—	—	—	—	—
58	34.81	32.10	29.37	25.25	21.12	16.99	12.86	8.73	4.61	0.48	—	—	—	—	—
59	36.16	33.34	30.63	26.52	22.32	18.12	13.92	9.72	5.52	1.32	—	—	—	—	—
60	37.62	34.65	31.82	27.90	23.63	19.35	15.08	10.81	6.54	2.27	—	—	—	—	—
61	39.18	36.07	33.09	29.22	24.82	20.41	16.01	11.61	7.20	2.80	—	—	—	—	—
62	40.85	37.58	34.45	30.67	26.13	21.60	17.06	12.52	7.99	3.45	—	—	—	—	—
63	42.64	39.19	35.89	32.28	27.63	22.97	18.31	13.66	9.00	4.35	—	—	—	—	—
64	44.55	40.90	37.42	34.00	29.21	24.42	19.64	14.85	10.06	5.27	0.48	—	—	—	—
65	45.18	41.44	37.86	34.35	29.43	24.51	19.59	14.67	9.75	4.83	—	—	—	—	—
66	45.09	41.30	37.68	33.63	28.48	23.33	18.19	13.04	7.89	2.74	—	—	—	—	—
67	44.99	41.14	37.48	32.90	27.53	22.15	16.78	11.40	6.02	0.65	—	—	—	—	—
68	44.88	40.97	37.25	32.17	26.57	20.97	15.36	9.76	4.15	—	—	—	—	—	—
69	44.75	40.78	37.00	31.44	25.61	19.78	13.95	8.12	2.28	—	—	—	—	—	—
70	44.61	40.56	36.71	30.71	24.65	18.59	12.53	6.47	0.41	—	—	—	—	—	—
71	44.46	40.31	36.33	30.08	23.83	17.57	11.32	5.07	—	—	—	—	—	—	—
72	44.28	40.03	35.91	29.48	23.05	16.61	10.18	3.75	—	—	—	—	—	—	—
73	44.09	39.72	35.46	28.84	22.21	15.59	8.97	2.34	—	—	—	—	—	—	—
74	43.87	39.38	35.01	28.19	21.38	14.56	7.75	0.93	—	—	—	—	—	—	—
75	43.64	39.00	34.55	27.55	20.54	13.53	6.52	—	—	—	—	—	—	—	—
76	43.38	38.58	33.76	26.39	19.02	11.65	4.28	—	—	—	—	—	—	—	—
77	43.09	38.12	32.98	25.26	17.55	9.83	2.12	—	—	—	—	—	—	—	—
78	42.78	37.62	32.17	24.10	16.02	7.94	—	—	—	—	—	—	—	—	—
79	42.43	37.06	31.36	22.93	14.49	6.05	—	—	—	—	—	—	—	—	—
80	42.06	36.46	30.57	21.79	13.00	4.22	—	—	—	—	—	—	—	—	—
81	41.64	35.79	29.59	20.38	11.16	1.95	—	—	—	—	—	—	—	—	—

B-29

APPENDIX A

Surrender Charge Tables

Unisex Nonsmoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
82	41.20	35.07	28.70	19.08	9.47	—	—	—	—	—	—	—	—	—	—
83	40.72	34.30	27.88	17.91	7.94	—	—	—	—	—	—	—	—	—	—
84	40.22	33.48	27.07	16.74	6.41	—	—	—	—	—	—	—	—	—	—
85	39.68	32.61	26.40	15.77	5.14	—	—	—	—	—	—	—	—	—	—

Unisex Smoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
18	15.35	14.22	13.13	11.99	10.48	8.97	7.46	5.94	4.43	2.92	1.41	—	—	—	—
19	15.59	14.44	13.34	12.25	10.74	9.23	7.72	6.20	4.69	3.18	1.67	0.16	—	—	—
20	15.84	14.67	13.55	12.23	10.63	9.02	7.41	5.80	4.19	2.59	0.98	—	—	—	—
21	16.10	14.92	13.77	12.48	10.86	9.24	7.62	6.00	4.38	2.76	1.14	—	—	—	—
22	16.38	15.17	14.01	12.74	11.11	9.48	7.84	6.21	4.58	2.95	1.32	—	—	—	—
23	16.67	15.44	14.25	13.01	11.37	9.73	8.08	6.44	4.79	3.15	1.51	—	—	—	—
24	16.97	15.71	14.51	13.30	11.65	9.99	8.33	6.68	5.02	3.37	1.71	0.05	—	—	—
25	17.28	16.01	14.78	13.57	11.89	10.21	8.53	6.85	5.17	3.49	1.81	0.13	—	—	—
26	17.61	16.31	15.06	13.82	12.10	10.39	8.67	6.96	5.24	3.52	1.81	0.09	—	—	—
27	17.96	16.63	15.36	14.05	12.29	10.53	8.76	7.00	5.23	3.47	1.71	—	—	—	—
28	18.33	16.97	15.67	14.34	12.54	10.74	8.94	7.14	5.34	3.54	1.74	—	—	—	—
29	18.72	17.33	16.00	14.62	12.77	10.92	9.08	7.23	5.38	3.53	1.68	—	—	—	—
30	19.13	17.71	16.35	14.96	13.07	11.19	9.31	7.42	5.54	3.65	1.77	—	—	—	—
31	19.57	18.12	16.72	15.28	13.35	11.42	9.49	7.56	5.62	3.69	1.76	—	—	—	—
32	20.03	18.54	17.11	15.64	13.66	11.68	9.70	7.72	5.74	3.76	1.78	—	—	—	—
33	20.51	18.98	17.52	16.05	14.03	12.02	10.00	7.98	5.97	3.95	1.94	—	—	—	—
34	21.01	19.45	17.94	16.45	14.39	12.32	10.26	8.20	6.13	4.07	2.00	—	—	—	—
35	21.55	19.94	18.39	16.88	14.77	12.66	10.55	8.44	6.32	4.21	2.10	—	—	—	—
36	22.10	20.45	18.86	17.27	15.09	12.90	10.72	8.53	6.35	4.17	1.98	—	—	—	—
37	22.69	20.99	19.36	17.65	15.38	13.11	10.85	8.58	6.31	4.04	1.77	—	—	—	—
38	23.30	21.55	19.87	18.06	15.71	13.36	11.01	8.65	6.30	3.95	1.60	—	—	—	—
39	23.94	22.14	20.41	18.54	16.12	13.69	11.27	8.85	6.42	4.00	1.57	—	—	—	—
40	24.61	22.75	20.98	19.02	16.51	14.00	11.49	8.98	6.48	3.97	1.46	—	—	—	—
41	25.31	23.40	21.57	19.45	16.84	14.22	11.61	8.99	6.37	3.76	1.14	—	—	—	—
42	26.04	24.07	22.18	19.89	17.15	14.42	11.68	8.95	6.21	3.47	0.74	—	—	—	—
43	26.81	24.78	22.83	20.40	17.56	14.71	11.87	9.02	6.18	3.34	0.49	—	—	—	—
44	27.62	25.52	23.50	20.92	17.96	14.99	12.03	9.06	6.10	3.14	0.17	—	—	—	—
45	28.48	26.30	24.22	21.53	18.46	15.39	12.31	9.24	6.17	3.10	0.03	—	—	—	—
46	29.39	27.14	24.98	22.16	18.97	15.78	12.59	9.40	6.20	3.01	—	—	—	—	—
47	30.35	28.02	25.78	22.82	19.50	16.17	12.85	9.52	6.20	2.88	—	—	—	—	—
48	31.37	28.95	26.63	23.58	20.13	16.69	13.24	9.80	6.36	2.91	—	—	—	—	—
49	32.46	29.93	27.52	24.40	20.84	17.27	13.71	10.14	6.58	3.02	—	—	—	—	—
50	33.60	30.98	28.46	25.30	21.61	17.93	14.24	10.56	6.88	3.19	—	—	—	—	—
51	34.82	32.08	29.46	26.38	22.61	18.84	15.07	11.30	7.54	3.77	—	—	—	—	—
52	36.10	33.24	30.51	27.50	23.64	19.78	15.91	12.05	8.18	4.32	0.46	—	—	—	—
53	37.47	34.47	31.61	28.75	24.81	20.86	16.91	12.96	9.01	5.07	1.12	—	—	—	—
54	38.91	35.78	32.78	29.92	26.02	21.98	17.93	13.89	9.84	5.80	1.76	—	—	—	—
55	40.45	37.16	34.02	31.02	27.39	23.26	19.13	15.01	10.88	6.75	2.62	—	—	—	—
56	42.09	38.63	35.32	32.17	29.11	24.96	20.81	16.65	12.50	8.35	4.20	0.05	—	—	—
57	43.82	40.18	36.70	33.39	30.24	26.71	22.52	18.33	14.15	9.96	5.77	1.58	—	—	—

B-30

APPENDIX A

Surrender Charge Tables

Unisex Smoker
Age	Duration:
	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15+
59	45.08	41.23	37.56	34.08	30.78	27.65	23.65	19.40	15.15	10.90	6.66	2.41	—	—	—
60	44.99	41.08	37.37	33.85	30.52	27.37	23.46	19.19	14.92	10.64	6.37	2.10	—	—	—
61	44.89	40.93	37.17	33.61	30.25	27.04	22.63	18.23	13.83	9.42	5.02	0.61	—	—	—
62	44.78	40.76	36.96	33.36	29.97	26.34	21.80	17.27	12.73	8.20	3.66	—	—	—	—
63	44.67	40.59	36.73	33.09	29.66	25.70	21.05	16.39	11.73	7.08	2.42	—	—	—	—
64	44.55	40.40	36.48	32.79	29.33	25.00	20.21	15.43	10.64	5.85	1.06	—	—	—	—
65	44.43	40.20	36.22	32.48	28.98	24.31	19.39	14.47	9.55	4.63	—	—	—	—	—
66	44.29	39.98	35.94	32.15	28.27	23.12	17.97	12.83	7.68	2.53	—	—	—	—	—
67	44.13	39.74	35.63	31.78	27.30	21.93	16.55	11.17	5.80	0.42	—	—	—	—	—
68	43.97	39.49	35.30	31.39	26.33	20.73	15.13	9.52	3.92	—	—	—	—	—	—
69	43.79	39.21	34.94	30.97	25.36	19.53	13.70	7.87	2.04	—	—	—	—	—	—
70	43.60	38.91	34.55	30.45	24.39	18.33	12.27	6.21	0.15	—	—	—	—	—	—
71	43.39	38.59	34.14	29.81	23.56	17.30	11.05	4.80	—	—	—	—	—	—	—
72	43.17	38.24	33.69	29.20	22.77	16.33	9.90	3.47	—	—	—	—	—	—	—
73	42.93	37.87	33.22	28.55	21.93	15.30	8.68	2.05	—	—	—	—	—	—	—
74	42.68	37.48	32.72	27.90	21.08	14.27	7.45	0.63	—	—	—	—	—	—	—
75	42.41	37.06	32.18	27.24	20.23	13.22	6.22	—	—	—	—	—	—	—	—
76	42.12	36.61	31.61	26.07	18.70	11.34	3.97	—	—	—	—	—	—	—	—
77	41.81	36.13	30.99	24.93	17.22	9.50	1.79	—	—	—	—	—	—	—	—
78	41.48	35.60	30.32	23.75	15.68	7.60	—	—	—	—	—	—	—	—	—
79	41.11	35.03	29.60	22.57	14.13	5.70	—	—	—	—	—	—	—	—	—
80	40.72	34.41	28.81	21.42	12.63	3.85	—	—	—	—	—	—	—	—	—

B-31